UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.19%
Basic Industry/Capital Goods – 10.22%
Air Products & Chemicals	51,071	$5,048,879
*BHP Billiton (Australia)	180,300	7,548,581
*Danaher	191,000	14,764,300
Deere & Co.	46,700	3,368,471
†Foster Wheeler	69,000	5,047,350
*Freeport-McMoRan Copper & Gold	37,700	4,418,063
General Electric	105,950	2,827,806
Joy Global	31,000	2,350,730
*Kinross Gold	125,200	2,955,972
Monsanto	209,495	26,488,548
Potash Corp. of Saskatchewan	51,813	11,842,897
Praxair	191,353	18,033,107
		104,694,704
Business Services – 7.00%
Accenture Class A	166,000	6,759,520
Automatic Data Processing	134,200	5,622,980
Expeditors International of Washington	59,000	2,537,000
*MasterCard Class A	87,062	23,116,702
McGraw-Hill Companies	273,500	10,972,820
*Moody's	67,600	2,328,144
Rogers Communications Class B	66,200	2,559,292
*Sysco	84,300	2,319,093
Vimpel-Communications ADR	79,100	2,347,688
†Visa Class A	138,180	11,235,416
Western Union	77,900	1,925,688
		71,724,343
Consumer Durables – 1.25%
†Electronic Arts	72,200	3,207,846
Nintendo (Japan)	17,000	9,591,673
		12,799,519
Consumer Non-Durables – 7.56%
*†Amazon.com	75,900	5,565,747
†B2W Varejo (Brazil)	31,300	1,136,034
Coca-Cola	114,387	5,945,836
Costco Wholesale	130,365	9,143,801
CVS Caremark	578,141	22,877,039
*Groupe Danone (France)	41,956	2,946,264
Heineken ADR	205,253	5,242,080
Lojas Renner (Brazil)	68,500	1,354,870
Lowe's Companies	287,471	5,965,023
Nestle	55,980	2,529,526
*NIKE Class B	41,100	2,449,971
PepsiCo	70,550	4,486,275
Procter & Gamble	87,752	5,336,199
Reckitt Benckiser (United Kingdom)	31,100	1,576,618
Starbucks	53,906	848,480
		77,403,763
Consumer Services – 7.00%
International Game Technology	123,350	3,081,283
*†Las Vegas Sands	233,051	11,055,939
McDonald's	459,191	25,815,719
*†MGM MIRAGE	130,484	4,422,103

Naspers Class N (South Africa)	134,400	2,933,299
*Shaw Communications Class B (Canada)	149,200	3,037,712
*Wynn Resorts	73,141	5,950,020
Yum Brands	439,492	15,421,774
		71,717,849
Energy – 15.67%
Baker Hughes	77,500	6,768,850
*Cameron International	60,756	3,362,845
Chevron	27,500	2,726,075
EOG Resources	42,700	5,602,240
Exxon Mobil	88,800	7,825,944
FMC Technologies	21,140	1,626,300
Hess	151,066	19,063,019
†McDermott International	143,861	8,903,557
*Murphy Oil	31,000	3,039,550
*PetroHawk Energy	68,587	3,176,264
*Petroleo Brasileiro SA ADR	228,090	16,155,615
Petroleo Brasileiro SP ADR	95,400	5,528,430
Schlumberger	343,767	36,930,888
Smith International	28,600	2,377,804
Suncor Energy	47,400	2,754,888
*Total (France)	91,000	7,765,749
*Transocean	99,696	15,192,673
Vestas Wind Systems	19,550	2,559,117
*Weatherford International	80,392	3,986,639
XTO Energy	75,708	5,186,755
		160,533,202
Financials – 7.68%
Assurant	52,900	3,489,284
*BlackRock	10,700	1,893,900
†Bosvespa Holding (Brazil)	325,400	4,020,041
CME Group	6,100	2,337,459
Franklin Resources	47,600	4,362,540
Goldman Sachs Group	127,811	22,354,144
Industrial & Commercial Bank of China Class H (China) (Hong Kong Exchange)	22,195,000	15,172,030
Northern Trust	41,500	2,845,655
Redecard (Brazil)	118,000	2,180,795
*St. Joe	146,808	5,038,451
State Street	95,060	6,082,889
Wells Fargo	375,263	8,912,496
		78,689,684
Health Care – 10.51%
Aetna	150,800	6,111,924
Alcon (Switzerland)	24,900	4,053,471
Allergan	81,700	4,252,485
*Amylin Pharmaceuticals	105,601	2,681,209
Baxter International	39,600	2,532,024
Becton, Dickinson	44,500	3,617,850
†Celgene	29,300	1,871,391
CIGNA	105,600	3,737,184
Covidien	89,075	4,265,802
*†Elan ADR	91,000	3,235,050
†Express Scripts Class A	37,700	2,364,544
†Genentech	236,498	17,950,198
†Gilead Sciences	187,920	9,950,364
†Humana	57,100	2,270,867
*†Laboratory Corp. of America Holdings	45,000	3,133,350
McKesson	50,100	2,801,091
†Medco Health Solutions	107,900	5,092,880
Medtronic	137,450	7,113,038
†St. Jude Medical	72,300	2,955,624
Stryker	66,800	4,200,384
†WellPoint	136,100	6,486,526
Wyeth	117,600	5,640,096
†Zimmer Holdings	19,500	1,326,975
		107,644,327
Technology – 23.15%
America Movil Series L ADR	365,108	19,259,447
†American Tower Class A	153,200	6,472,700
†Apple	205,951	34,484,435

AT&T	330,340	11,129,155
*†Autodesk	118,400	4,003,104
China Mobil (Hong Kong)	931,500	12,520,033
†Cisco Systems	254,700	5,924,322
Corning	116,700	2,689,935
*†Crown Castle International	223,900	8,671,647
†Dell	128,200	2,805,016
*†Dolby Laboratories Class A	63,000	2,538,900
†EMC	142,800	2,097,732
*†Expedia	123,503	2,269,985
General Dynamics	198,747	16,734,497
†Google Class A	68,949	36,296,133
Hon Hai Precision Industry GDR	241,500	2,390,850
Intel	119,100	2,558,268
*†Juniper Networks	131,300	2,912,234
*†Leap Wireless International	31,400	1,355,538
Lockheed Martin	162,012	15,984,104
*†Marvell Technology Group	346,000	6,110,360
*†McAfee	62,400	2,123,472
*†MetroPCS Communications	42,200	747,362
Microsoft	399,750	10,997,123
Mobil Telesystems ADR	31,700	2,428,537
Precision Castparts	23,269	2,242,434
*†priceline.com	12,100	1,397,066
QUALCOMM	209,171	9,280,917
Tencent Holdings	470,600	3,639,407
*†VeriSign	136,300	5,152,140
		237,216,853
Transportation – 3.48%
CSX	77,978	4,897,798
Norfolk Southern	120,081	7,525,476
Union Pacific	308,080	23,260,040
		35,683,314
Utilities – 0.67%
†AES	199,200	3,826,632
Equitable Resources	25,323	1,748,806
Spectra Energy	46,000	1,322,040
		6,897,478
Total Common Stock (cost $871,855,464)		965,005,036

Convertible Preferred Stock – 0.42%
Lehman Brothers Holdings Series P 7.25% exercise price $49.87, expiration date 12/31/49	5,374	4,323,007
Total Convertible Preferred Stock (cost $5,202,116)		4,323,007

	Principal
	Amount (U.S. $)
≠Discount Note – 5.35%
Federal Home Loan Bank 2.03% 7/1/08	$54,843,096	54,843,096
Total Discount Note (cost $54,843,096)		54,843,096

Total Value of Securities Before Securities Lending Collateral – 99.96%
(cost $931,900,676)		1,024,171,139

	Number of
	Shares
Securities Lending Collateral** – 15.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	159,762,346	159,762,346
Total Securities Lending Collateral (cost $159,762,346)		159,762,346

Total Value of Securities – 115.55%
(cost $1,091,663,022)		1,183,933,485	©
Obligation to Return Securities Lending Collateral** – (15.59%)		(159,762,346)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		376,551
Net Assets Applicable to 88,955,415 Shares Outstanding – 100.00%		$1,024,547,690

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $148,913,683 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Large Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,093,325,306
Aggregate unrealized appreciation	$139,020,997
Aggregate unrealized depreciation	(48,412,818)
Net unrealized appreciation	$90,608,179

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$1,119,525,302
Level 2	64,408,183
Level 3	-
Total	$1,183,933,485

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of June 30, 2008.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $148,913,683, for which the Fund received collateral, comprised of non-cash collateral valued at $1,421,996, and cash collateral of 159,762,346. Investments purchased with cash collateral are presented on the schedule of Investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.85%
Consumer Discretionary – 9.63%
Advance Auto Parts	23,000	$893,090
Comcast Class A	262,200	4,973,934
Disney (Walt)	172,850	5,392,920
Gap	468,800	7,814,896
*General Motors	412,190	4,740,185
Home Depot	184,100	4,311,622
Johnson Controls	95,250	2,731,770
Macy's	176,940	3,436,175
*Masco	238,870	3,757,425
Mattel	385,800	6,604,896
*NIKE Class B	112,980	6,734,738
Omnicom Group	113,650	5,100,612
*Regal Entertainment Group Class A	541,900	8,280,232
*Royal Caribbean Cruises	166,570	3,742,828
*Sherwin-Williams	65,340	3,001,066
Sony ADR	93,300	4,080,942
Staples	102,200	2,427,250
*†Toll Brothers	99,480	1,863,260
WPP Group (United Kingdom)	189,990	1,833,593
		81,721,434
Consumer Staples – 10.84%
Altria Group	112,150	2,305,804
CVS Caremark	138,871	5,495,125
Diageo (United Kingdom)	288,726	5,317,056
*General Mills	73,680	4,477,534
Kellogg	139,290	6,688,706
Kimberly-Clark	183,450	10,966,641
Kraft Foods Class A	396,350	11,276,158
†Lorillard	32,890	2,274,672
Nestle (Switzerland)	128,710	5,815,921
PepsiCo	72,300	4,597,557
†Philip Morris International	270,720	13,370,860
Procter & Gamble	91,200	5,545,872
Sara Lee	724,000	8,869,000
*Whole Foods Market	208,400	4,936,996
		91,937,902
Energy – 13.24%
Apache	52,160	7,250,240
Chevron	247,082	24,493,239
ConocoPhillips	259,650	24,508,363
Devon Energy	69,040	8,295,846
*EOG Resources	37,970	4,981,664
Exxon Mobil	161,920	14,270,010
Hess	68,630	8,660,420
Marathon Oil	71,280	3,697,294
Total ADR	173,890	14,827,600
Valero Energy	33,500	1,379,530
		112,364,206
Financials – 18.47%
Allstate	302,600	13,795,533
American Express	50,910	1,917,780
American International Group	238,000	6,297,480
Aon	33,990	1,561,501
Bank of America	261,593	6,244,225
Bank of New York Mellon	219,146	8,290,293
*Blackstone Group	366,340	6,671,051
*CapitalSource	276,900	3,068,052
Chubb	58,490	2,866,595

Citigroup	322,410	5,403,592
Deutsche Boerse (Germany)	4,620	521,559
Fannie Mae	548,400	10,699,284
Franklin Resources	47,820	4,382,703
Genworth Financial	175,990	3,134,382
Goldman Sachs Group	46,750	8,176,575
Hartford Financial Services Group	45,110	2,912,753
*Hospitality Properties Trust	135,500	3,314,330
Invesco	35,270	845,775
JPMorgan Chase	334,837	11,488,256
Merrill Lynch	107,050	3,394,556
*MetLife	199,610	10,533,420
*New York Community Bancorp	389,100	6,941,544
*PNC Financial Services Group	70,700	4,036,970
*Prudential Financial	45,950	2,745,053
State Street	109,530	7,008,825
*SunTrust Banks	94,220	3,412,648
Travelers	216,413	9,392,324
UBS (Switzerland)	97,209	2,040,195
Wachovia	152,200	2,363,666
XL Capital Class A	158,700	3,262,872
		156,723,792
Health Care – 8.27%
Abbott Laboratories	38,100	2,018,157
Aetna	147,900	5,994,387
Covidien	85,000	4,070,650
GlaxoSmithKline (United Kingdom)	134,930	2,991,453
Johnson & Johnson	135,820	8,738,659
Merck	194,790	7,341,635
Pfizer	679,660	11,873,659
*†Tenet Healthcare	1,278,530	7,108,627
UnitedHealth Group	74,330	1,951,163
†Watson Pharmaceuticals	231,600	6,292,572
†WellPoint	57,000	2,716,620
Wyeth	189,040	9,066,358
		70,163,940
Industrials – 11.61%
3M	27,070	1,883,801
*Avery Dennison	103,000	4,524,790
Block (H&R)	119,400	2,555,160
Burlington Northern Santa Fe	45,080	4,503,041
Eaton	27,400	2,328,178
General Electric	413,400	11,033,646
Grainger (W.W.)	50,090	4,097,362
Honeywell International	119,100	5,988,348
Ingersoll-Rand Class A	66,970	2,506,687
Lockheed Martin	203,450	20,072,378
Northrop Grumman	123,670	8,273,523
Raytheon	20,870	1,174,564
Timken	36,630	1,206,592
Tyco Electronics	219,500	7,862,490
Tyco International	181,300	7,259,252
United Technologies	123,660	7,629,822
Waste Management	147,800	5,573,538
		98,473,172
Information Technology – 7.44%
Accenture Class A	214,070	8,716,930
Automatic Data Processing	22,900	959,510
†Cisco Systems	30,320	705,243
Hewlett-Packard	202,470	8,951,199
Intel	387,310	8,319,419
International Business Machines	169,200	20,055,276
Motorola	607,800	4,461,252
†Oracle	475,850	9,992,850
Western Union	37,300	922,056
		63,083,735
Materials – 6.04%
Air Products & Chemicals	26,960	2,665,266
Alcoa	185,500	6,607,510
*duPont (E.I.) deNemours	336,200	14,419,617

*Louisiana-Pacific	281,200	2,387,388
*MeadWestvaco	297,300	7,087,632
*Packaging Corp. of America	432,900	9,311,679
PPG Industries	133,050	7,633,079
Praxair	11,900	1,121,456
†Smurfit-Stone Container	7,940	32,316
		51,265,943
Telecommunications – 5.89%
AT&T	608,170	20,489,248
*BCE	194,685	6,776,985
Embarq	34,986	1,653,788
*Qwest Communications International	2,148,200	8,442,426
Rogers Communications Class B	29,980	1,162,526
Verizon Communications	52,370	1,853,898
Vodafone Group (United Kingdom)	1,454,447	4,321,152
Windstream	428,900	5,292,626
		49,992,649
Utilities – 4.42%
*Ameren	80,800	3,412,184
American Electric Power	234,130	9,419,050
*Dominion Resources	135,186	6,419,983
Entergy	34,890	4,203,547
FPL Group	61,660	4,043,663
PG&E	71,840	2,851,330
PPL	61,260	3,202,060
Public Service Enterprise Group	86,730	3,983,509
		37,535,326
Total Common Stock (cost $876,927,992)		813,262,099

	Principal
	Amount (U.S. $)
≠Discount Note – 4.09%
Federal Home Loan Bank 2.03% 7/1/08	$34,668,957	34,668,957
Total Discount Note (cost $34,668,957)		34,668,957

Total Value of Securities Before Securities Lending Collateral – 99.94%
(cost $911,596,949)		847,931,056

	Number of
	Shares
Securities Lending Collateral** – 12.69%
Investment Companies
Mellon GSL DBT II Collateral Fund	107,659,431	107,659,431
Total Securities Lending Collateral (cost $107,659,431)		107,659,431

Total Value of Securities – 112.63%
(cost $1,019,256,380)		955,590,487	©
Obligation to Return Securities Lending Collateral** – (12.69%)		(107,659,431)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.06%		534,142
Net Assets Applicable to 81,077,022 Shares Outstanding – 100.00%		$848,465,198

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $103,348,207 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,026,519,824
Aggregate unrealized appreciation	$70,922,950
Aggregate unrealized depreciation	(141,852,287)
Net unrealized depreciation	$(70,929,337)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$920,921,530
Level 2	34,668,957
Level 3	0
Total	$955,590,487

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of June 30, 2008.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $103,348,207, for which the Fund received collateral, comprised of non-cash collateral valued at $336,972, and cash collateral of $107,659,431. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

June 30, 2008

	Number of
	Shares	Value
Common Stock – 96.81%²
Basic Industry/Capital Goods – 18.73%
Acuity Brands	18,500	$889,480
Albany International	13,000	377,000
AMETEK	47,500	2,242,950
*†Atwood Oceanics	17,000	2,113,780
†Century Aluminum	3,800	252,662
Cytec Industries	16,000	872,960
Donaldson	34,000	1,517,760
*†Drew Industries	15,000	239,250
Flowserve	2,800	382,760
FMC	13,100	1,014,464
Greif Class A	8,000	512,240
†Haynes International	7,400	425,870
Herman Miller	25,000	622,250
*Kaydon	10,000	514,100
Kingboard Chemicals Holdings	85,500	394,757
Lincoln Electric Holdings	5,500	432,850
*†Littelfuse	10,000	315,500
†Mettler-Toledo International	20,000	1,897,200
*Mine Safety Appliances	15,600	623,844
†Mobile Mini	2,900	58,000
†Moog Class A	15,000	558,600
*Nordson	31,000	2,259,589
*Pentair	33,400	1,169,668
*†Quanta Services	44,000	1,463,880
Rexam	53,249	411,019
†Solutia	34,900	447,418
†Terra Industries	12,300	607,005
†Tetra Tech	18,300	413,946
*Texas Industries	7,000	392,910
Titan International	16,400	584,168
*Toro	16,200	538,974
†Varian	7,000	357,420
†Waste Connections	48,450	1,547,009
		26,451,283
Business Services – 6.49%
Administaff	20,000	557,800
†Aecom Technology	11,400	370,842
†comScore	24,900	543,318
†Concur Technologies	57,200	1,900,756
FactSet Research Systems	7,500	422,700
Global Payments	17,000	792,200
Interactive Data	17,400	437,262
*Knoll	25,000	303,750
Liberty Acquisition Holding	49,500	519,750
†Net 1 UEPS Technologies	16,600	403,380
†SkillSoft ADR	75,000	678,000
†TeleTech Holdings	21,000	419,160
†Hackett Group	42,800	245,672
†TrueBlue	20,000	264,200
†Valassis Communications	27,700	346,804
*†ValueClick	38,000	575,700
Viad	15,000	386,850
		9,168,144
Consumer Durables – 3.40%
†Activision Bizzard	15,400	524,678
*†Cavco Industries	40,300	1,319,019
*†Champion Enterprises	168,400	985,140
*†Jarden	25,100	457,824

*†Scientific Games Class A	15,000	444,300
Snap-On	8,000	416,080
*Thor Industries	20,000	425,200
*Winnebago Industries	22,000	224,180
		4,796,421
Consumer Non-Durables – 8.50%
Abercrombie & Fitch Class A	22,200	1,391,496
Advance Auto Parts	15,600	605,748
†Asics	43,000	469,025
†Big Lots	14,800	462,352
†BJ's Wholesale Club	16,700	646,290
*Christopher & Banks	16,000	108,800
†Dick's Sporting Goods	12,600	223,524
†Dufry Group	4,896	448,119
†Great Atlantic & Pacific Tea	8,900	203,098
*†J. Crew Group	29,050	958,941
*Oxford Industries	31,000	593,650
Pilgrim's Pride	19,100	248,109
*Pool	50,000	888,000
*†Rush Enterprises Class A	30,000	360,300
*Talbots	56,492	654,742
*†True Religion Apparel	80,300	2,139,994
†Urban Outfitters	48,000	1,497,120
†Zumiez	6,400	106,112
		12,005,420
Consumer Services – 3.31%
*†Bally Technologies	19,000	642,200
Ctrip.com International ADR	4,000	183,120
*†Entravision Communications	70,000	281,400
*†Gaylord Entertainment	10,000	239,600
*†ITT Educational Services	14,000	1,156,820
†Lions Gate Entertainment	42,000	435,120
†Marvel Entertainment	19,400	623,516
*†Pinnacle Entertainment	50,000	524,500
†Salem Communications Class A	45,000	88,650
*†Sonic	13,500	199,800
*†Spanish Broadcasting Systems Class A	36,400	41,496
*†Vail Resorts	6,000	256,980
		4,673,202
Energy – 9.21%
Arch Coal	8,400	630,252
Berry Petroleum Class A	6,200	365,056
Cabot Oil & Gas	5,400	365,742
Carbo Ceramics	8,500	495,975
†Carrizo Oil & Gas	25,000	1,702,250
†Dresser-Rand Group	3,700	144,670
†Dril-Quip	9,900	623,700
†Encore Acquisition	5,200	390,988
†FMC Technologies	42,000	3,231,060
†Forest Oil	7,100	528,950
Foundation Coal Holdings	6,200	549,196
†Hercules Offshore	12,600	479,052
Penn Virginia	5,400	407,268
*†Quicksilver Resources	22,800	880,992
St. Mary Land & Exploration	8,500	549,440
†Tesco	8,800	281,160
†TETRA Technologies	43,000	1,019,530
†Warren Resources	24,800	364,064
		13,009,345
Financials – 8.16%
Aaron Rents	20,000	446,600
Allied World Assurance Hldgs	14,800	586,376
*†AmeriCredit	19,500	168,090
*Associated Banc-Corp	18,000	347,220
Berkshire Hills Bancorp	21,500	508,475
Electro Rent	40,000	501,600
GATX	18,000	797,940
†Guaranty Bancorp	70,000	252,000
*†H&E Equipment Services	50,000	601,000
HCC Insurance Holdings	28,050	592,977

International Bancshares	11,600	247,892
*K-Fed Bancorp	80,000	868,000
*Lakeland Financial	24,000	457,920
*MB Financial	42,200	948,234
*Old Second Bancorp	8,400	97,608
†ProAssurance	13,000	625,430
*†SVB Financial Group	10,000	481,100
*TCF Financial	45,000	541,350
*Trico Bancshares	30,000	328,500
*Valley National Bancorp	63,000	993,510
ViewPoint Financial Group	67,000	986,240
*†World Acceptance	4,500	151,515
		11,529,577
Health Care – 9.80%
*†Alexion Pharmaceuticals	10,500	761,250
†Applera - Celera Group	18,800	213,568
*†Arena Pharmaceuticals	25,000	129,750
†Array Biopharma	20,000	94,000
*†Auxilium Pharmaceuticals	13,750	462,275
*†BioMarin Pharmaceuticals	23,500	681,030
†Cephalon	9,700	646,893
†Charles River Laboratories International	6,900	441,048
†Cougar Biotechnology	7,400	176,342
*†deCODE genetics	30,000	27,600
†Healthsouth	33,760	561,429
†Human Genome Sciences	27,100	141,191
†ICON ADR	7,600	573,952
†Idexx Laboratories	7,500	365,550
*†Illumina	4,000	348,440
†Immucor	18,000	465,840
*†IsoRay	140,000	77,000
*†Medarex	30,000	198,300
†Medicines	13,600	269,552
@=†PMedicure Restricted PIPE	74,014	0
Meridian Bioscience	16,000	430,720
†Mindray Medical International ADR	7,700	287,364
*†Myriad Genetics	5,000	227,600
*†Nektar Therapeutics	25,000	83,750
†Neurogen	40,000	41,200
†Onyx Pharmaceuticals	7,400	263,440
Owens & Minor	13,500	616,815
Pharmaceutical Product Development	24,100	1,033,890
†Pharmacopeia	110,000	421,300
*†PSS World Medical	42,000	684,600
*†Psychiatric Solutions	26,900	1,017,896
†QLT	35,000	120,050
*Quality Systems	12,000	351,360
†Seattle Genetics	19,900	168,354
†Sepracor	12,500	249,000
Ssl International	29,700	263,710
†United Therapeutics	2,000	195,500
Vital Signs	9,000	511,020
†Volcano	19,300	235,460
		13,838,039
Real Estate – 1.01%
BioMed Realty Trust	18,000	441,540
*Corporate Office Properties Trust	13,000	446,290
*DiamondRock Hospitality	24,000	261,360
Sunstone Hotel Investors	17,200	285,520
		1,434,710
Technology – 25.29%
*†American Reprographics	30,000	499,500
†American Tower Class A	32,400	1,368,900
Amphenol Class A	20,000	897,600
†Ansys	34,400	1,620,928
†Ariba	38,300	563,393
†Atheros Communications	16,900	507,000
†CACI International	8,800	402,776
†Cellcom Israel	21,500	735,515
*†Ciena	15,000	347,550

*†Cogent Communications Group	32,000	428,800
†Commscope	5,900	311,343
†Crown Castle International	18,400	712,632
†Equinix	8,000	713,760
*†ESCO Technologies	40,200	1,886,184
†Fairchild Semiconductor International	18,000	211,140
*†FLIR Systems	128,600	5,217,302
†Focus Media Holding ADR	16,176	448,399
†Foundry Networks	21,000	248,220
†II-VI	17,000	593,640
†Informatica	62,000	932,480
†Integrated Device Technology	83,000	825,020
†IPG Photonics	63,000	1,185,030
†Microsemi	53,300	1,342,094
†Nice Systems ADR	39,800	1,176,886
†Novell	140,400	826,956
*†ON Semiconductor	195,350	1,791,360
†Plexus	16,000	442,880
*†Polycom	50,000	1,218,000
†Radiant Systems	35,000	375,550
†Red Hat	39,600	819,324
†Skyworks Solutions	45,700	451,059
†SRA International Class A	17,000	381,820
*†Stratasys	25,000	461,500
*†Supertex	21,800	508,812
†Switch & Data Facilities	35,900	609,941
†Syke Enterprises	17,100	322,506
†Teledyne Technologies	7,700	375,683
†Tellabs	187,400	871,410
†Trimble Navigation	20,000	714,000
†Trizetto Group	17,300	369,874
†TW Telecom	88,000	1,410,640
†Virtusa	20,394	206,591
†Zebra Technologies	12,000	391,680
		35,725,678
Transportation – 2.91%
*†American Commercial Lines	17,000	185,810
†CAI International	40,000	696,000
Con-Way	6,200	293,012
†Dockwise	81,000	302,185
*Heartland Express	64,000	954,240
Hunt (J.B.) Transport Services	10,500	349,440
†Kansas City Southern	10,800	475,092
Landstar System	8,800	485,936
UTi Worldwide	18,400	367,080
		4,108,795
Total Common Stock (cost $130,585,464)		136,740,614

Warrant – 0.00%
=†Isoray, exercise price $5.00, expiration date 3/22/11	28,000	0
Total Warrant (cost $0)		0

	Principal
	Amount
≠Discount Note – 1.61%
Federal Home Loan Bank 2.03% 7/1/08	$2,266,128	2,266,128
Total Discount Note (cost $2,266,128)		2,266,128

Total Value of Securities Before Securities Lending Collateral – 98.42%
(cost $132,851,592)		139,006,742

	Number of
	Shares
Securities Lending Collateral**- 17.79%
Investment companies
Mellon GSL DBT II Collateral Fund	25,129,996	25,129,996
Total Securities Lending Collateral (cost $25,129,996)		25,129,996

Total Value of Securities - 116.21%
(cost $157,981,588)	164,136,738	©
Obligation to Return Securities Lending Collateral** - (17.79%)	(25,129,996)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.58%	2,234,067
Net Assets Applicable to 12,154,878 Shares Outstanding – 100.00%	$141,240,809

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
PRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted securities was $0 or 0.00% of the Fund's net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $24,181,355 of securities loaned.

Summary of abbreviations:
ADR – American Depositary Receipt
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Small-Mid Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$158,003,604
Aggregate unrealized appreciation	$22,554,079
Aggregate unrealized depreciation	(16,420,945)
Net unrealized appreciation	$6,133,134

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$161,870,610
Level 2	2,266,128
Level 3	0
Total	$164,136,738

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the collateral value of the securities on loan was $24,181,355, for which the Fund received collateral, comprised of non-cash collateral valued at $291,119, and cash collateral of $25,129,996. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended June 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At June 30, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

June 30, 2008

	Number of
	Shares	Value
Common Stock – 89.53%
Basic Industry – 13.82%
Albany International	46,500	$1,348,500
AMETEK	10,500	495,810
*Brady Class A	47,000	1,622,910
Carlisle Companies	31,000	899,000
Chemtura	53,000	309,520
Crane	29,000	1,117,370
Cytec Industries	30,000	1,636,800
*Eastman Chemical	10,000	688,600
Hercules	89,000	1,506,770
*†Kapstone Paper & Packaging	170,000	1,133,900
†Lydall	45,000	564,750
†Material Sciences	78,000	631,800
*†NCI Building Systems	21,000	771,330
Quanex	25,000	371,500
†Solutia	33,000	423,060
*Spartech	70,000	660,100
*†Trex	41,000	480,930
*Tronox Class A	27,900	88,164
*Tronox Class B	38,500	116,270
*Zep	19,500	290,160
		15,157,244
Business Services – 9.30%
Courier	20,383	409,291
Deluxe	35,000	623,700
Ennis	29,390	459,954
Heidrick & Struggles International	7,200	199,008
*†Hudson Highland Group	155,000	1,622,849
IKON Office Solutions	102,900	1,160,712
*Kelly Services	45,400	877,582
†MPS Group	120,000	1,275,600
*†PHH	50,700	778,245
*†R.H. Donnelley	8,200	24,600
†Spherion	157,000	725,340
†TrueBlue	75,500	997,355
*†Valassis Communications	83,700	1,047,924
		10,202,160
Capital Spending – 5.43%
*Acuity Brands	29,000	1,394,320
*Granite Construction	12,700	400,431
Hardinge	5,000	65,850
*Hubbell Class B	19,500	777,465
Kennametal	58,000	1,887,900
†Miller Industries	100,500	1,000,980
*Wabash National	57,100	431,676
		5,958,622
Consumer Cyclical – 6.32%
Barnes Group	36,000	831,240
*Ethan Allen Interiors	60,100	1,478,460
*†Exide Technologies	49,390	827,776
*Furniture Brands International	57,000	761,520
*Hooker Furniture	26,852	465,077
*Leggett & Platt	66,000	1,106,820
*Lifetime Brands	47,000	383,050
Stanley Works	24,000	1,075,920
		6,929,863
Consumer Services – 13.59%
Asbury Automotive Group	13,300	170,905

†AutoNation	24,400	244,488
*†Collective Brands	45,000	523,350
*†Corinthian Colleges	18,400	213,624
Delta Apparel	41,300	151,984
*†Eddie Bauer Holdings	28,400	117,866
Foot Locker	120,000	1,493,999
*†Genesco	18,900	583,443
†Great Atlantic & Pacific Tea	7,155	163,277
*Group 1 Automotive	13,500	268,245
Ingles Markets	20,250	472,433
*Jones Apparel Group	46,800	643,500
*K-Swiss	11,300	166,110
†Maidenform Brands	83,300	1,124,550
Monaco Coach	52,395	159,281
*†Pacific Sunwear of California	89,300	761,729
Phillips-Van Heusen	14,700	538,314
†Quiksilver	127,800	1,254,996
†Rent-A-Center	38,600	794,002
†RSC Holdings	68,000	629,680
†Rush Enterprises Class A	49,500	594,495
*†Russ Berrie & Co.	18,600	148,242
*Sotheby's	46,400	1,223,568
†Steve Madden	9,000	165,420
†Sturm Ruger & Co.	64,600	456,076
†Warnaco Group	24,600	1,084,122
*†Westwood One	608,900	755,036
		14,902,735
Consumer Staples – 0.42%
*Chiquita Brands International	30,475	462,306
		462,306
Energy – 4.83%
†Callon Petroleum	21,700	593,712
*CARBO Ceramics	6,591	384,585
*Foundation Coal Holdings	18,500	1,638,730
Gulf Island Fabrication	11,160	546,059
†Newpark Resources	35,150	276,279
Southern Union	54,000	1,459,080
†Southwestern Energy	8,440	401,828
		5,300,273
Financial Services – 8.72%
*American Equity Investment Life Holding	56,220	458,193
CFS Bancorp	7,945	93,672
†Conseco	21,100	209,312
Employers Holdings	75,400	1,560,779
*First Horizon National	100,200	744,486
†FPIC Insurance Group	12,835	581,682
Hanover Insurance Group	31,800	1,351,500
Home Federal Bancorp	4,700	46,342
Horace Mann Educators	29,750	417,095
†LaBranche & Co.	78,660	556,913
*Old National Bancorp	28,650	408,549
†PMA Capital Class A	36,000	331,560
*Suffolk Bancorp	18,040	530,015
†United America Indemnity Class A	90,364	1,208,167
Webster Financial	57,100	1,062,060
		9,560,325
Health Care – 2.96%
*†Kinetic Concepts	23,000	917,930
†King Pharmaceuticals	76,600	802,002
†LifePoint Hospitals	16,520	467,516
†Lincare Holdings	16,100	457,240
†RehabCare Group	10,713	171,729
STERIS	15,000	431,400
		3,247,817
Real Estate – 5.28%
*†California Coastal Communities	33,000	126,060
*CapLease	184,500	1,381,905
*Lexington Reality Trust	43,300	590,179
*†Lodgian	116,100	909,063
MI Developments Class A	71,000	1,596,790

U-Store-It Trust	98,900	1,181,855
		5,785,852
Technology – 15.64%
†Advanced Energy Industries	30,425	416,823
*Agilysys	36,223	410,769
†Checkpoint Systems	45,000	939,600
†CIBER	79,125	491,366
Cohu	30,510	447,887
†Ducommun	16,770	385,039
†Fairchild Semiconductor International	91,000	1,067,430
†Flextronics International	215,000	2,021,000
*†Gerber Scientific	82,000	933,160
Imation	35,000	802,200
*†Intermec	51,000	1,075,080
†International Rectifier	50,000	960,000
†Lawson Software	73,700	535,799
*†LeCroy	50,000	446,000
Methode Electronics	40,708	425,399
†Ness Technologies	17,800	180,136
†Novell	99,400	585,466
*†ON Semiconductor	112,000	1,027,040
*Patni Computer Systems ADR	33,100	332,324
Rockwell Automation	7,000	306,110
*†Rudolph Technologies	48,900	376,530
†Thermo Fisher Scientific	30,000	1,671,900
†Tollgrade Communications	35,737	160,459
*†Unisys	13,800	54,510
†Vishay Intertechnology	125,000	1,108,750
		17,160,777
Transportation – 1.27%
Skywest	19,360	244,904
*†YRC Worldwide	77,500	1,152,425
		1,397,329
Utilities – 1.95%
Great Plains Energy	66,400	1,678,592
Portland General Electric	20,300	457,156
		2,135,748
Total Common Stock (cost $113,068,892)		98,201,051

Exchange Traded Fund – 0.37%
*iShares Russell 2000 Value Index Fund	6,400	409,600
Total Exchange Traded Fund (cost $500,558)		409,600

	Principal
	Amount
≠Discount Note – 9.73%
Federal Home Loan Bank 2.03% 7/1/08	$10,678,603	10,678,603
Total Discount Note (cost $10,678,603)		10,678,603

Total Value of Securities Before Securities Lending Collateral – 99.63%
(cost $124,248,053)		109,289,254

	Number of
	Shares
Securities Lending Collateral** - 17.74%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,461,712	19,461,712
Total Securities Lending Collateral (cost $19,461,712)		19,461,712

Total Value of Securities – 117.37%
(cost $143,709,765)		128,750,966	©
Obligation to Return Securities Lending Collateral** - (17.74%)		(19,461,712)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.37%		404,799
Net Assets Applicable to 10,581,682 Shares Outstanding – 100.00%		$109,694,053

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
©Includes $19,621,194 of securities loaned.

ADR – American Depository Receipts
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small-Mid Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$144,366,336
Aggregate unrealized appreciation	$8,148,633
Aggregate unrealized depreciation	(23,764,003)
Net unrealized depreciation	$(15,615,370)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$118,072,363
Level 2	10,678,603
Level 3	-
Total	$128,750,966

3. Securities Lending
The Fund, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $19,621,195, for which the Fund received collateral, comprised of non-cash collateral valued at $1,120,000 and cash collateral of $19,461,712. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended June 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.94%Δ
Australia – 6.04%
Amcor	244,810	$1,184,428
BHP Billiton	43,700	1,829,579
Foster's Group	630,281	3,061,472
National Australia Bank	150,908	3,831,301
Oxiana	143,370	361,246
Suncorp-Metway	10,730	134,050
Telstra	1,116,965	4,537,259
*Wesfarmers	52,705	1,883,427
		16,822,762
Austria – 0.50%
Voestalpine	17,100	1,404,084
		1,404,084
Belgium – 1.46%
Fortis	79,000	1,263,757
Fortis (Amsterdam Exchange)	131,121	2,099,597
†Fortis Strip	48,482	763
Solvay Class A	5,400	706,456
		4,070,573
Brazil – 0.13%
Unibanco GDR	2,800	355,404
		355,404
Canada – 2.32%
Barrick Gold	15,300	699,013
*Canadian Imperial Bank of Commerce	10,500	577,387
Fairfax Financial Holdings	2,800	716,330
Finning International	21,000	524,897
†HudBay Minerals	14,500	201,397
Petro-Canada	27,600	1,545,026
*Royal Bank of Canada	16,920	760,090
Sun Life Financial	24,000	986,865
TELUS	11,089	450,973
		6,461,978
China – 0.22%
China Petroleum & Chemical Class H	660,000	617,914
		617,914
Finland – 1.20%
Nokia	42,900	1,046,288
Stora Enso Class R	82,500	774,182
UPM-Kymmene	92,961	1,522,218
		3,342,688
France – 12.47%
*Air France-KLM	8,800	211,159
*BNP Paribas	22,840	2,069,229
*Carrefour	40,133	2,272,291
*Compagnie de Saint-Gobain	29,206	1,827,438
*Compagnie Generale des Etablissements Michelin Class B	13,600	977,298
*Credit Agricole	82,867	1,693,559
*France Telecom	145,102	4,274,545
*Lagardere	17,800	1,013,704
*Renault	53,378	4,378,675
*Sanofi-Aventis	28,198	1,883,797
*Societe Generale	47,778	4,159,271
†Suez Strip	9,260	146
*Total	110,240	9,407,650
Vallourec	1,600	561,555
		34,730,317
Germany – 9.72%
Allianz	16,900	2,975,158

BASF	45,600	3,132,512
Celesio	9,000	325,780
*Deutsche Bank	28,700	2,459,591
Deutsche Lufthansa	60,400	1,302,867
Deutsche Telekom	232,785	3,819,138
*E.ON	15,500	3,126,004
Epcos	13,300	215,900
†Infineon Technologies	115,200	990,348
Muenchener Rueckversicherungs	12,400	2,172,413
RWE	51,997	6,545,449
		27,065,160
Hong Kong – 1.50%
China Netcom Group	162,500	442,867
Hong Kong Electric Holdings	295,000	1,764,961
Orient Overseas International	48,000	240,086
Wharf Holdings	412,875	1,728,873
		4,176,787
India – 0.14%
State Bank of India GDR	7,130	383,594
		383,594
Italy – 3.76%
ENI	76,800	2,865,842
Fondiaria-Sai	27,300	904,380
Intesa Sanpaolo	631,829	3,608,691
Telecom Italia	308,100	620,932
UniCredit	403,181	2,467,818
		10,467,663
Japan – 20.07%
Astellas Pharma	59,500	2,522,018
Canon	102,300	5,261,224
*EDION	31,600	263,420
Fanuc	99	9,670
Fujitsu	223,000	1,655,197
Hitachi	109,000	786,455
Honda Motor	44,800	1,523,365
JFE Holdings	42,300	2,131,635
Kao	148,000	3,882,447
KDDI	295	1,822,823
Mitsubishi	39,000	1,285,734
Mitsubishi Chemical Holdings	148,000	861,527
Mitsubishi UFJ Financial Group	43,000	381,133
Mitsui & Co.	74,000	1,634,531
Mitsui Chemicals	149,000	734,018
Mitsui OSK Lines	117,000	1,667,414
*Namco Bandai Holdings	43,500	492,507
Nippon Mining Holdings	103,000	645,175
Nippon Telegraph & Telephone	311	1,523,289
Nippon Yusen	51,000	490,472
Nissan Motor	185,700	1,534,017
Nitto Denko	38,600	1,483,427
*Oki Electric Industry	139,000	213,413
ORIX	6,390	914,276
*Sekisui House	74,000	690,755
Seven & I Holdings	90,200	2,574,351
Sharp	71,000	1,156,304
Sumitomo Mitsui Financial Group	224	1,685,829
Takeda Pharmaceutical	88,400	4,496,396
Tokio Marine Holdings	78,800	3,072,877
Tokyo Electric Power	58,400	1,501,738
*Toshiba	221,000	1,629,944
Tosoh	99,000	404,710
Toyota Motor	70,300	3,317,506
West Japan Railway	340	1,668,535
		55,918,132
Netherlands – 4.93%
ArcelorMittal	25,154	2,487,192
ING Groep CVA	183,716	5,858,978
Koninklijke Ahold	111,960	1,505,440
Koninklijke DSM	6,900	405,990
Koninklijke KPN	22,400	384,430

Reed Elsevier	143,848	2,425,694
Wolters Kluwer	28,900	675,265
		13,742,989
New Zealand – 0.42%
Telecom Corp. of New Zealand	427,992	1,162,909
		1,162,909
Norway – 0.90%
Norsk Hydro ASA	32,000	467,474
StatoilHydro ASA	54,600	2,035,882
		2,503,356
Republic of Korea – 0.49%
Hana Financial Group	5,500	211,539
Honam Petrochemical	2,900	206,728
†Hynix Semiconductor	7,800	186,336
Hyundai Mobis	1,730	140,021
Industrial Bank of Korea	16,180	246,606
Kookmin Bank	2,700	159,446
Samsung Electronics	360	215,003
		1,365,679
Russia – 0.44%
LUKOIL ADR	5,350	527,510
MMC Norilsk Nickel ADR	27,100	685,630
		1,213,140
Singapore – 1.24%
†Flextronics International	82,900	779,260
Jardine Matheson Holdings	4,400	136,400
Neptune Orient Lines	84,000	199,405
Oversea-Chinese Banking	269,800	1,620,009
Singapore Telecommunications	274,000	728,975
		3,464,049
South Africa – 0.69%
*Sanlam	121,610	257,655
Sasol	26,814	1,577,697
Standard Bank Group	10,400	101,279
		1,936,631
Spain – 4.64%
Banco Santander	183,662	3,374,682
*Iberdrola	215,264	2,884,321
*Repsol YPF	51,800	2,041,424
Telefonica	173,986	4,624,124
		12,924,551
Sweden – 0.96%
Svenska Cellulosa	59,100	836,714
Tele2	45,500	891,638
Volvo	76,650	941,975
		2,670,327
Switzerland – 3.35%
*Credit Suisse Group	30,400	1,395,683
Novartis	113,693	6,260,321
Xstrata	20,790	1,666,031
		9,322,035
Taiwan – 1.60%
Asustek Computer	157,000	427,246
AU Optronics	833	1,309
Chunghwa Telecom ADR	53,003	1,344,686
Siliconware Precision Industries	250,853	369,837
Taiwan Semiconductor Manufacturing	158,375	339,155
Taiwan Semiconductor Manufacturing ADR	164,324	1,792,775
United Microelectronics	351,371	186,376
		4,461,384
Thailand – 0.09%
PTT PCL	27,800	250,578
		250,578
United Kingdom – 18.66%
Antofagasta	13,400	175,768
Associated British Foods	65,700	993,312
Aviva	239,724	2,397,141
BAE Systems	16,000	140,950
*Barclays	218,900	1,271,050
Barclays Subscription Shares	46,907	8,876

BG Group	117,973	3,069,052
*BHP Billiton	28,000	1,070,315
BP	390,250	4,533,943
British American Tobacco	26,600	921,954
Compass Group	219,298	1,658,864
GKN	240,560	1,069,777
GlaxoSmithKline	316,420	7,015,160
HBOS	630,746	3,470,845
Home Retail Group	71,200	309,537
Kazakhmys	31,200	990,031
Lloyds TSB Group	356,915	2,211,076
Punch Taverns	34,120	212,901
Royal Bank of Scotland Group	1,081,616	4,632,229
Royal Dutch Shell Class A	214,950	8,845,098
Unilever	141,312	4,022,441
Vodafone Group	1,001,125	2,974,336
		51,994,656
Total Common Stock (cost $265,389,016)		272,829,340

Preferred Stock – 0.67%
Brazil – 0.54%
Usinas Siderurgicas de Minas Gerais Class A	30,375	1,494,776
		1,494,776
Republic of Korea – 0.13%
Hyundai Motor	6,020	164,522
Samsung Electronics	500	215,481
		380,003
Total Preferred Stock (cost $933,933)		1,874,779

Right – 0.02%
United Kingdom – 0.02%
HBOS	252,298	55,282
Total Right (cost $0)		55,282

	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.81%
Federal Home Loan Bank 2.03% 7/1/08	$2,240,126	2,240,126
Total Discount Note (cost $2,240,126)		2,240,126

Total Value of Securities Before Securities Lending Collateral – 99.44%
(cost $268,563,075)		276,999,527

	Number of
	Shares
Securities Lending Collateral** – 12.44%
Investment Companies
Mellon GSL DBT II Collateral Fund	34,655,353	34,655,353
Total Securities Lending Collateral (cost $34,655,353)		34,655,353

Total Value of Securities – 111.88%
(cost $303,218,428)		311,654,880	©
Obligation to Return Securities Lending Collateral** – (12.44%)		(34,655,353)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.56%		1,566,154
Net Assets Applicable to 21,346,142 Shares Outstanding – 100.00%		$278,565,681

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes".
©Includes $33,489,354 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pounds Sterling
GDR – Global Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
EUR (4,389,500)	USD 6,823,807	7/31/08	$(76,019)
GBP (2,170,000)	USD 4,294,267	7/31/08	(17,379)
			$(93,398)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust – Optimum International Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$303,276,362
Aggregate unrealized appreciation	$39,039,385
Aggregate unrealized depreciation	(30,660,867)
Net unrealized appreciation	$8,378,518

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities	Derivatives
Level 1	$308,729,124	$-
Level 2	2,925,756	(93,398)
Level 3	-	-
Total	$311,654,880	$(93,398)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $33,489,354, for which the Fund received collateral, comprised of non-cash collateral valued at $524,969, and cash collateral of $34,655,353. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2008

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 5.09%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	USD	34,045	$35,838
Series 1999-19 PH 6.00% 5/25/29		1,076,611	1,107,068
Series 2001-14 Z 6.00% 5/25/31		74,859	76,974
Series 2002-90 A1 6.50% 6/25/42		22,058	22,979
Series 2002-90 A2 6.50% 11/25/42		92,179	95,739
Series 2003-106 WE 4.50% 11/25/22		1,735,000	1,678,584
Series 2003-122 AJ 4.50% 2/25/28		128,778	127,917
Series 2005-22 HE 5.00% 10/25/33		740,000	719,332
Series 2005-29 QD 5.00% 8/25/33		816,000	793,172
Series 2005-54 AK 4.50% 9/25/32		893,792	877,317
Series 2005-67 EY 5.50% 8/25/25		960,000	919,825
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,390,574
Series 2005-110 MB 5.50% 9/25/35		806,579	822,391
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		32,783	34,656
Series 2001-T8 A2 9.50% 7/25/41		16,948	18,532
Series 2002-T4 A3 7.50% 12/25/41		114,895	122,306
Series 2004-T1 1A2 6.50% 1/25/44		48,585	50,645
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		60,612	63,353
Series 2004-W11 1A2 6.50% 5/25/44		170,666	180,080
Series 2004-W15 1A1 6.00% 8/25/44		301,890	305,390
Freddie Mac
Series 1730 Z 7.00% 5/15/24		219,771	234,958
Series 2113 QE 6.00% 11/15/27		4,468	4,492
Series 2141 N 5.55% 11/15/27		4,785	4,780
Series 2165 PE 6.00% 6/15/29		1,091,552	1,110,654
Series 2326 ZQ 6.50% 6/15/31		396,514	422,628
Series 2497 BM 5.00% 2/15/22		304,099	307,787
Series 2504 J 5.50% 5/15/16		1,923,260	1,956,080
Series 2552 KB 4.25% 6/15/27		51,084	51,148
Series 2557 WE 5.00% 1/15/18		732,415	729,648
Series 2622 PE 4.50% 5/15/18		2,780,000	2,697,554
Series 2662 MA 4.50% 10/15/31		252,831	252,856
Series 2755 LE 4.00% 9/15/30		557,000	530,973
Series 2762 LG 5.00% 9/15/32		2,000,000	1,961,783
Series 2802 NE 5.00% 2/15/33		700,000	686,328
Series 2809 DC 4.50% 6/15/19		1,000,000	963,151
Series 2827 TE 5.00% 4/15/33		1,335,000	1,305,955
Series 2840 OE 5.00% 2/15/33		1,800,000	1,755,671
Series 2864 PE 5.00% 6/15/33		1,095,000	1,070,279
Series 2869 BG 5.00% 7/15/33		224,000	219,037
Series 2881 TE 5.00% 7/15/33		1,080,000	1,054,403
Series 2889 OG 5.00% 5/15/33		117,000	114,083
Series 2890 PC 5.00% 7/15/30		265,000	265,662
Series 2890 PD 5.00% 3/15/33		1,265,000	1,233,498
Series 2893 PD 5.00% 2/15/33		65,000	63,650
Series 2915 KD 5.00% 9/15/33		447,000	435,459
Series 2915 KP 5.00% 11/15/29		490,000	492,180
Series 2938 ND 5.00% 10/15/33		1,050,000	1,021,317
Series 2939 PD 5.00% 7/15/33		665,000	647,168
Series 2941 XD 5.00% 5/15/33		2,690,000	2,613,821
Series 2987 KG 5.00% 12/15/34		1,430,000	1,389,128
Series 3022 MB 5.00% 12/15/28		260,000	263,266
Series 3063 PC 5.00% 2/15/29		490,000	496,686
Series 3113 QA 5.00% 11/15/25		662,248	670,369
*Series 3128 BC 5.00% 10/15/27		2,250,000	2,272,146
Series 3131 MC 5.50% 4/15/33		445,000	450,609

Series 3145 LN 4.50% 10/15/34	1,455,223	1,438,324
Series 3154 PJ 5.50% 3/15/27	911,598	929,326
Series 3173 PE 6.00% 4/15/35	3,944,000	4,044,427
Series 3337 PB 5.50% 7/15/30	505,000	511,170
Series 3344 ME 5.50% 7/15/37	1,000,000	965,054
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	38,564	39,576
Series T-58 2A 6.50% 9/25/43	21,932	22,968
GNMA Series 1994-7 PL 6.50% 9/16/23	193,583	193,709
Total Agency Collateralized Mortgage Obligations (cost $47,225,991)		47,336,433

Agency Mortgage-Backed Securities – 17.42%
Fannie Mae
5.50% 1/1/13	244,077	244,979
5.50% 3/1/37	738,047	721,777
5.50% 7/1/37	1,965,078	1,921,759
6.00% 7/1/38	14,995,674	15,035,506
6.50% 8/1/17	120,104	124,941
•Fannie Mae ARM
5.051% 8/1/35	352,982	351,306
5.129% 11/1/35	501,507	506,311
5.226% 3/1/38	955,206	964,363
5.244% 3/1/38	1,197,092	1,209,376
5.394% 4/1/36	688,314	698,980
5.973% 8/1/37	965,976	979,498
6.052% 7/1/37	2,168,446	2,209,456
7.045% 10/1/33	82,617	83,663
Fannie Mae Relocation 30 yr
5.00% 11/1/33	38,686	37,468
5.00% 1/1/34	115,005	111,354
5.00% 2/1/34	68,950	66,780
5.00% 8/1/34	103,685	100,301
5.00% 11/1/34	203,866	197,213
5.00% 4/1/35	290,746	281,014
5.00% 10/1/35	235,678	227,789
5.00% 1/1/36	613,394	592,862
Fannie Mae S.F. 15 yr
4.50% 8/1/18	983,003	961,315
4.50% 6/1/19	1,893,698	1,851,918
4.50% 11/1/19	2,768,798	2,700,790
4.50% 6/1/20	2,620,155	2,555,798
4.50% 7/1/20	2,085,127	2,033,911
4.50% 6/1/23	2,549,745	2,466,400
5.00% 2/1/21	2,110,699	2,097,485
5.00% 5/1/21	252,993	252,042
5.50% 11/1/22	1,390,776	1,401,766
5.50% 6/1/23	1,464,225	1,475,587
6.00% 8/1/22	2,690,000	2,760,949
Fannie Mae S.F. 15 yr TBA 5.00% 7/1/23	3,270,000	3,233,213
Fannie Mae S.F. 20 yr
5.50% 7/1/24	880,543	879,385
5.50% 10/1/24	285,085	284,710
5.50% 12/1/24	894,348	893,172
Fannie Mae S.F. 30 yr
4.50% 8/1/33	503,366	469,015
*4.50% 10/1/33	2,105,593	1,961,903
5.00% 10/1/33	327,328	315,776
5.00% 2/1/34	289,616	279,395
5.00% 5/1/34	246,758	237,740
5.00% 8/1/34	3,294,080	3,177,822
5.50% 3/1/29	190,583	189,269
5.50% 4/1/29	93,449	92,804
5.50% 12/1/32	604,462	599,728
5.50% 7/1/33	1,448,209	1,435,961
5.50% 12/1/33	214,489	212,675
*5.50% 4/1/34	3,415,664	3,387,441
*5.50% 5/1/34	978,641	970,364
5.50% 6/1/34	1,120,381	1,108,805
5.50% 7/1/34	1,884,493	1,865,022
*5.50% 12/1/34	1,655,042	1,637,942

*5.50% 2/1/35	5,495,934	5,446,574
5.50% 9/1/36	3,538,401	3,501,842
*5.50% 7/1/37	7,387,629	7,291,261
5.50% 12/1/37	1,335,177	1,317,760
6.00% 9/1/36	890,174	899,336
6.00% 12/1/36	4,007,867	4,049,120
*6.00% 7/1/37	1,909,432	1,928,680
6.00% 3/1/38	776,702	784,454
6.00% 4/1/38	1,010,162	1,020,244
6.50% 11/1/33	39,243	40,689
6.50% 2/1/36	899,843	941,141
6.50% 3/1/36	1,542,645	1,590,340
6.50% 6/1/36	2,000,961	2,062,826
6.50% 8/1/36	1,236,989	1,275,234
*6.50% 11/1/36	1,120,395	1,155,035
6.50% 4/1/37	1,406,535	1,449,723
6.50% 8/1/37	1,963,624	2,023,918
6.50% 10/1/37	1,571,511	1,619,765
6.50% 11/1/37	1,554,635	1,602,370
6.50% 2/1/38	2,267,164	2,336,551
7.00% 2/1/38	2,108,481	2,212,546
7.00% 3/1/38	1,989,999	2,088,217
7.50% 3/1/32	1,876	2,016
7.50% 4/1/32	7,615	8,182
7.50% 6/1/32	5,717	6,143
Fannie Mae S.F. 30 yr TBA 5.50% 7/1/38	5,755,000	5,672,272
•Freddie Mac ARM
5.512% 8/1/36	941,696	958,790
5.523% 2/1/38	2,174,730	2,195,881
5.675% 7/1/36	375,103	382,606
5.754% 9/1/37	1,673,117	1,691,859
5.824% 10/1/36	1,279,767	1,297,511
5.868% 5/1/37	2,332,751	2,367,099
6.34% 2/1/37	1,269,152	1,288,941
6.404% 12/1/33	220,437	223,445
6.937% 4/1/34	15,557	15,664
Freddie Mac Relocation 30 yr 5.00% 9/1/33	5,406	5,233
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,241,686	1,210,799
5.00% 6/1/18	412,159	411,274
Freddie Mac S.F. 20 yr
5.50% 10/1/23	759,868	759,062
5.50% 8/1/24	189,820	189,451
Freddie Mac S.F. 30 yr
4.50% 10/1/35	845,738	785,232
5.00% 4/1/35	700,579	675,634
6.00% 6/1/37	724,711	733,076
6.50% 11/1/33	92,217	95,731
6.50% 1/1/35	502,937	522,730
6.50% 5/1/37	70,243	72,480
6.50% 1/1/38	2,315,355	2,389,112
6.50% 2/1/38	3,356,781	3,463,713
7.00% 1/1/38	920,661	966,524
Freddie Mac S.F. 30 yr TBA
5.00% 7/1/38	15,125,000	14,491,641
5.50% 7/1/38	1,120,000	1,103,375
GNMA I S.F. 30 yr 7.00% 12/15/34	797,529	850,873
GNMA II 6.00% 4/20/34	64,804	65,740
Total Agency Mortgage-Backed Securities (cost $161,526,143)		161,996,514

Agency Obligations – 2.68%
Fannie Mae
3.25% 4/9/13	2,860,000	2,755,096
*3.625% 2/12/13	1,130,000	1,108,634
*4.375% 3/15/13	830,000	839,723
*4.625% 10/15/13	1,150,000	1,173,668
*4.75% 11/19/12	1,100,000	1,132,627
5.00% 2/16/12	175,000	181,661
*6.25% 2/1/11	1,700,000	1,783,587
*Federal Farm Credit Bank 5.125% 8/25/16	485,000	501,308

^Financing Corporation Interest Strip
CPN 4.797% 5/2/12	85,000	74,635
CPN 4.901% 10/6/12	385,000	330,112
CPN 4.948% 10/6/14	465,000	362,208
CPN 5.101% 10/6/11	113,000	101,432
CPN 5.175% 3/26/12	120,000	105,518
CPN 5.213% 10/6/15	160,000	117,613
CPN 1 5.162% 5/11/12	270,000	236,993
CPN 1 5.283% 5/11/15	330,000	248,483
CPN 4 5.213% 10/6/15	160,000	117,613
CPN 5 5.065% 8/8/11	39,000	35,292
CPN 12 5.10% 12/6/11	500,000	445,002
CPN 13 5.161% 12/27/12	135,000	114,587
CPN 13 5.208% 6/27/13	320,000	265,340
CPN 15 4.903% 9/7/13	610,000	501,518
CPN A 5.098% 8/8/15	122,000	90,582
CPN A 5.099% 2/8/15	122,000	93,121
*Freddie Mac
4.125% 12/21/12	5,870,000	5,896,234
4.50% 7/15/13	1,500,000	1,524,864
4.75% 1/19/16	100,000	101,376
5.00% 12/14/18	525,000	491,601
5.75% 1/15/12	1,360,000	1,444,697
^*Residual Funding Principal Strip 5.175% 10/15/19	3,300,000	1,952,524
*Tennessee Valley Authority 4.875% 1/15/48	850,000	796,024
Total Agency Obligations (cost $24,796,389)		24,923,673

Commercial Mortgage-Backed Securities – 4.83%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.316% 6/10/39	655,000	655,738
•Series 2005-1 A5 5.084% 11/10/42	675,000	654,573
•Series 2005-6 AM 5.18% 9/10/47	255,000	240,378
•Series 2006-2 AAB 5.722% 5/10/45	540,000	530,348
Series 2006-4 A4 5.634% 7/10/46	995,000	958,364
•Series 2007-2 A2 5.634% 4/10/49	3,710,000	3,641,930
•Series 2007-3 A4 5.658% 6/10/49	645,000	609,729
•#Series 2007-3 H 144A 5.658% 6/10/49	625,000	276,685
•Series 2007-4 ASB 5.706% 2/10/51	1,575,000	1,512,828
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	420,000	425,687
•Series 2005-T20 A4A 5.154% 10/12/42	1,000,000	960,257
•Series 2006-PW12 A4 5.718% 9/11/38	750,000	731,365
Series 2006-PW14 A4 5.201% 12/11/38	500,000	466,390
Series 2007-PW15 AAB 5.315% 2/11/44	1,775,000	1,674,494
•Series 2007-PW16 A4 5.712% 6/11/40	920,000	875,184
•Series 2007-PW16 AAB 5.712% 6/11/40	2,075,000	2,001,890
•Series 2007-T28 A4 5.742% 9/11/42	710,000	671,070
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 A2B 5.205% 12/11/49	1,860,000	1,809,460
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	258,128	264,234
Series 2006-C7 A2 5.69% 6/10/46	260,000	259,958
Credit Suisse Mortgage Capital Certificates
•Series 2006-C1 AAB 5.552% 2/15/39	140,000	136,484
Series 2006-C5 AAB 5.308% 12/15/39	1,610,000	1,538,210
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	175,000	167,176
Series 2006-1A B 5.362% 11/15/36	375,000	357,844
CW Capital Cobalt
Series 2006-C1 AAB 5.223% 8/15/48	925,000	880,331
Series 2007-C2 AAB 5.416% 4/15/47	1,850,000	1,751,645
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	325,000	332,315
Series 2007-C1 A2 5.417% 12/10/49	2,830,000	2,765,193
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	510,000	478,508
Series 2006-GG8 A2 5.479% 11/10/39	1,930,000	1,913,895
•@#Series 2006-RR3 A1S 144A 5.659% 7/18/56	505,000	330,957
•#Series 2007-GG10 J 144A 5.799% 8/10/45	1,956,000	790,038

Greenwich Capital Commercial Funding
•Series 2004-GG1 A7 5.317% 6/10/36	460,000	452,071
•Series 2006-GG7 AAB 5.914% 7/10/38	1,675,000	1,657,788
Series 2007-GG9 A4 5.444% 3/10/39	995,000	927,134
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	720,000	725,871
Series 2002-C2 A2 5.05% 12/12/34	665,000	656,120
Series 2003-C1 A2 4.985% 1/12/37	130,000	126,420
Series 2006-LDP9 A2 5.134% 5/15/47	960,000	890,341
•Series 2007-LD11 ASB 5.819% 6/15/49	2,960,000	2,872,302
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	245,000	254,034
•Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-7 ASB 5.745% 6/12/50	975,000	937,389
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	140,000	137,869
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	306,473
Series 2007-T27 A4 5.65% 6/13/42	620,000	587,686
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.362% 2/15/33	100,000	89,631
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19	70,744	72,335
@•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	19,043	18,662
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	195,000	193,245
Series 2006-1 B 5.588% 2/15/36	160,000	154,754
Series 2006-1 C 5.707% 2/15/36	250,000	239,698
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48	555,000	549,298
Series 2007-C30 A3 5.246% 12/15/43	595,000	577,839
Series 2007-C31A A2 5.421% 4/15/47	1,880,000	1,831,752
Total Commercial Mortgage-Backed Securities (cost $47,803,115)		44,921,870

Convertible Bonds – 0.23%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	150,000	110,063
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	1,040,000	660,400

Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	775,000	776,937
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	621,000	637,270
Total Convertible Bonds (cost $2,397,373)		2,184,670

Corporate Bonds – 24.20%
Banking – 2.95%
American Express Centurion Bank 5.55% 10/17/12	1,031,000	1,020,861
•@#Banco Mercantil 144A 6.862% 10/13/21	855,000	801,632
Bank of America
4.90% 5/1/13	745,000	719,727
5.65% 5/1/18	510,000	477,005
•8.00% 12/29/49	1,350,000	1,266,827
Bank of New York Mellon
4.50% 4/1/13	1,330,000	1,297,862
4.95% 11/1/12	1,532,000	1,529,018
#Bank of Scotland 144A 5.25% 2/21/17	930,000	916,068
BB&T Capital Trust II 6.75% 6/7/36	580,000	509,437
•Capital One FSB 2.888% 3/13/09	555,000	552,689
#CoBank 144A 7.875% 4/16/18	320,000	318,292
Deutsche Bank 5.00% 10/12/10	2,125,000	2,157,310
JPMorgan Chase Capital XXV 6.80% 10/1/37	1,254,000	1,128,905
KeyCorp 6.50% 5/14/13	630,000	563,067
Mellon Bank 5.45% 4/1/16	325,000	318,204
•MUFG Capital Finance 1 6.346% 7/29/49	1,405,000	1,219,679
#National Australia Bank 144A 5.35% 6/12/13	1,450,000	1,449,262
PNC Bank 6.875% 4/1/18	795,000	790,019
•P@Popular North America 3.128% 4/6/09	295,000	288,587
•Royal Bank of Scotland Group 7.64% 3/31/49	700,000	641,052
•# Royal Bank of Scotland Group 144A 6.99% 10/31/49	730,000	658,096
Silicon Valley Bank 5.70% 6/1/12	474,000	441,400
U.S. Bank North America
4.80% 4/15/15	318,000	307,085
4.95% 10/30/14	250,000	246,807
•USB Capital IX 6.189% 4/15/49	475,000	361,213
Wachovia Bank 6.60% 1/15/38	950,000	830,286
•Wachovia Capital Trust III 5.80% 3/15/42	895,000	608,943
Wells Fargo
5.25% 10/23/12	180,000	181,182
5.625% 12/11/17	765,000	741,503

•Wells Fargo Capital XIII 7.70% 12/29/49		4,160,000	4,139,266
P@WM Covered Bond Program 3.875% 9/27/11	EUR	685,000	989,291
			27,470,575
Basic Industry – 1.41%
#ArcelorMittal 144A 6.125% 6/1/18	USD	1,000,000	979,044
CPG International I 10.50% 7/1/13		109,000	91,560
Domtar 7.125% 8/15/15		101,000	96,708
#Evraz Group 144A 9.50% 4/24/18		1,589,000	1,600,917
Freeport McMoRan Copper & Gold
8.25% 4/1/15		215,000	226,311
8.375% 4/1/17		1,205,000	1,273,251
Georgia-Pacific
7.70% 6/15/15		240,000	228,000
8.875% 5/15/31		22,000	20,460
9.50% 12/1/11		295,000	301,269
#GTL Trade Finance 144A 7.25% 10/20/17		416,000	418,642
Innophos 8.875% 8/15/14		118,000	118,590
#Innophos Holdings 144A 9.50% 4/15/12		145,000	144,275
International Paper 7.95% 6/15/18		555,000	552,848
Lubrizol 4.625% 10/1/09		451,000	449,018
#MacDermid 144A 9.50% 4/15/17		299,000	272,090
Momentive Performance Materials 9.75% 12/1/14		685,000	589,100
NewPage 10.00% 5/1/12		50,000	50,875
#NewPage 144A 10.00% 5/1/12		199,000	202,483
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13		646,000	634,876
•Noranda Aluminum Acquisition 6.828% 5/15/15		175,000	151,813
Norske Skog Canada 8.625% 6/15/11		155,000	132,525
#Norske Skogindustrier 144A 7.125% 10/15/33		370,000	223,850
=P@Port Townsend 12.431% 8/27/12		82,600	81,774
Potlatch 13.00% 12/1/09		315,000	346,963
Rio Tinto Finance USA 6.50% 7/15/18		755,000	758,673
#Rock-Tenn 144A 9.25% 3/15/16		152,000	161,880
Rockwood Specialties Group 7.50% 11/15/14		240,000	237,000
Rohm & Haas 5.60% 3/15/13		397,000	398,181
#Ryerson 144A
•10.248% 11/1/14		215,000	203,175
12.00% 11/1/15		210,000	209,475
#Sappi Papier Holding 144A 6.75% 6/15/12		424,000	407,689
#Steel Dynamics 144A 7.75% 4/15/16		1,000,000	1,000,000
Vale Overseas 6.875% 11/21/36		357,000	333,343
#Vedanta Resources 144A 9.50% 7/18/18		100,000	100,000
•Verso Paper Holdings 6.623% 8/1/14		150,000	138,750
			13,135,408
Brokerage – 1.11%
AMVESCAP 4.50% 12/15/09		313,000	310,191
Citigroup 6.125% 5/15/18		305,000	292,404
Goldman Sachs Group
6.15% 4/1/18		865,000	840,700
6.75% 10/1/37		716,000	656,932
Jefferies Group 6.45% 6/8/27		501,000	391,276
JPMorgan Chase 6.40% 5/15/38		1,513,000	1,407,819
LaBranche 11.00% 5/15/12		69,000	71,243
Lazard Group 6.85% 6/15/17		150,000	132,511
Lehman Brothers Holdings
5.625% 1/24/13		493,000	467,085
6.75% 12/28/17		1,930,000	1,816,181
6.875% 7/17/37		575,000	496,371
Merrill Lynch
6.875% 4/25/18		1,605,000	1,530,181
7.75% 5/14/38		735,000	690,957
Morgan Stanley 6.00% 4/28/15		1,260,000	1,206,236
			10,310,087
Capital Goods – 1.12%
Allied Waste North America 7.875% 4/15/13		320,000	327,200
*Associated Materials 9.75% 4/15/12		195,000	194,025
BWAY 10.00% 10/15/10		230,000	231,150
Casella Waste Systems 9.75% 2/1/13		246,000	246,000
DRS Technologies 7.625% 2/1/18		254,000	269,875
General Electric 5.25% 12/6/17		1,390,000	1,338,693

Graham Packaging 8.50% 10/15/12		488,000	464,820
Graphic Packaging International 9.50% 8/15/13		884,000	848,640
Greenbrier 8.375% 5/15/15		680,000	651,100
Intertape Polymer 8.50% 8/1/14		97,000	87,058
Lockheed Martin 4.121% 3/14/13		400,000	388,824
#Moog 144A 7.25% 6/15/18		160,000	159,200
#Nuveen Investments 144A 10.50% 11/15/15		365,000	338,538
NXP BV Funding
•5.463% 10/15/13		180,000	159,075
9.50% 10/15/15		1,435,000	1,252,038
Owens Brockway Glass Container 6.75% 12/1/14		275,000	276,375
Owens Corning 6.50% 12/1/16		120,000	109,428
*Sally Holdings 10.50% 11/15/16		280,000	268,100
*Smurfit-Stone Container Enterprises 8.00% 3/15/17		159,000	127,995
Textron 6.50% 6/1/12		278,000	291,211
Thermadyne Industries 10.00% 2/1/14		305,000	292,800
Trimas 9.875% 6/15/12		180,000	159,750
Tyco Electronics Group 7.125% 10/1/37		1,054,000	1,082,406
Vitro 11.75% 11/1/13		471,000	471,000
Vought Aircraft Industries 8.00% 7/15/11		355,000	331,925
			10,367,226
Communications – 3.50%
*AT&T 5.60% 5/15/18		865,000	845,540
AT&T Wireless 8.125% 5/1/12		1,151,000	1,261,728
British Telecommunications 8.625% 12/15/10		170,000	182,638
CCO Holdings 8.75% 11/15/13		1,280,000	1,183,999
•Centennial Communications 8.448% 1/1/13		136,000	131,920
#Charter Communications Operating 144A
8.00% 4/30/12		680,000	646,000
*10.875% 9/15/14		1,612,000	1,664,389
Cincinnati Bell 7.00% 2/15/15		155,000	145,313
Citizens Communications 7.125% 3/15/19		790,000	711,000
*Clear Channel Communications 5.50% 9/15/14		210,000	126,147
Comcast
•3.01% 7/14/09		344,000	341,343
5.875% 2/15/18		665,000	640,943
6.30% 11/15/17		499,000	495,373
Comcast Cable Holdings
9.875% 6/15/22		290,000	354,214
10.125% 4/15/22		329,000	408,360
PCricket Communications 9.375% 11/1/14		638,000	617,265
CSC Holdings 6.75% 4/15/12		610,000	576,450
#CSC Holdings 144A 8.50% 6/15/15		230,000	227,125
Dex Media West 9.875% 8/15/13		428,000	386,270
#Digicel 144A 9.25% 9/1/12		926,000	957,253
#DirecTV Holdings 144A 7.625% 5/15/16		1,180,000	1,168,200
EchoStar 7.125% 2/1/16		150,000	139,125
*#Expedia 144A 8.50% 7/1/16		95,000	93,338
Grupo Televisa 8.49% 5/11/37	MXN	7,400,000	589,906
Hughes Network Systems/Finance 9.50% 4/15/14	USD	186,000	189,023
ΩInmarsat Finance 10.375% 11/15/12		1,391,000	1,411,864
*Lamar Media 6.625% 8/15/15		615,000	562,725
#LBI Media 144A 8.50% 8/1/17		88,000	68,200
Lucent Technologies 6.45% 3/15/29		242,000	186,340
MetroPCS Wireless 9.25% 11/1/14		838,000	810,765
News America 6.65% 11/15/37		195,000	191,009
#Nordic Telephone Holdings 144A 8.875% 5/1/16		75,000	73,875
Nortel Networks
•6.963% 7/15/11		669,000	635,550
10.75% 7/15/16		680,000	676,600
#Nortel Networks 144A 10.75% 7/15/16		430,000	427,850
PAETEC Holding 9.50% 7/15/15		157,000	145,618
Quebecor Media 7.75% 3/15/16		409,000	382,415
Qwest
6.50% 6/1/17		100,000	89,750
7.50% 10/1/14		443,000	428,603
*7.625% 6/15/15		937,000	906,548
Qwest Capital Funding 7.25% 2/15/11		195,000	190,125
•Rural Cellular 8.623% 11/1/12		67,000	67,838
Sprint Capital 8.375% 3/15/12		1,810,000	1,793,298

TCI Communications 8.75% 8/1/15	432,000	488,978
Telecom Italia Capital
4.00% 1/15/10	661,000	652,352
7.721% 6/4/38	385,000	392,364
Telefonica Emisiones 5.984% 6/20/11	303,000	307,688
Thomson Reuters
5.95% 7/15/13	460,000	462,346
6.50% 7/15/18	620,000	618,942
Time Warner Cable 7.30% 7/1/38	455,000	453,569
Time Warner Telecom Holdings 9.25% 2/15/14	144,000	147,960
Univision Communications 7.85% 7/15/11	150,000	141,000
Verizon Communications
5.25% 4/15/13	875,000	870,875
5.55% 2/15/16	914,000	891,638
#Videotron 144A 9.125% 4/15/18	220,000	231,000
#Vimpelcom 144A 9.125% 4/30/18	1,823,000	1,796,230
Virgin Media Finance 8.75% 4/15/14	950,000	897,750
#Vivendi 144A 6.625% 4/4/18	695,000	691,069
Windstream 8.125% 8/1/13	416,000	417,040
		32,592,636
Consumer Cyclical – 2.01%
*Boyd Gaming 7.75% 12/15/12	60,000	52,050
Centex 4.55% 11/1/10	160,000	141,600
Corrections Corporation of America 6.25% 3/15/13	125,000	120,938
CVS Caremark
4.875% 9/15/14	548,000	532,612
5.75% 6/1/17	568,000	559,618
•6.302% 6/1/37	1,897,000	1,628,023
•DaimlerChrysler North America 3.234% 8/3/09	620,000	615,045
*Dollar General 10.625% 7/15/15	760,000	756,200
DR Horton 7.875% 8/15/11	280,000	267,400
Ford Motor
7.45% 7/16/31	813,000	477,638
7.70% 5/15/97	207,000	105,570
Ford Motor Credit
5.80% 1/12/09	155,000	148,021
7.375% 10/28/09	75,000	68,329
7.80% 6/1/12	1,830,000	1,416,437
8.00% 12/15/16	255,000	185,580
9.75% 9/15/10	395,000	344,555
#Galaxy Entertainment Finance 144A
•8.133% 12/15/10	560,000	546,000
9.875% 12/15/12	430,000	419,788
Gaylord Entertainment 8.00% 11/15/13	283,000	273,095
*General Motors
7.20% 1/15/11	315,000	243,338
8.375% 7/15/33	1,166,000	696,685
Global Cash Access 8.75% 3/15/12	283,000	279,463
GMAC
•3.926% 5/15/09	1,580,000	1,485,995
5.85% 1/14/09	140,000	132,957
6.875% 8/28/12	1,175,000	805,270
Harrah's Operating 5.50% 7/1/10	526,000	472,743
Lear 8.75% 12/1/16	460,000	361,100
MGM MIRAGE 7.50% 6/1/16	350,000	289,625
*Neiman Marcus Group
10.375% 10/15/15	545,000	547,725
PIK 9.00% 10/15/15	477,000	473,423
*Park Place Entertainment 7.875% 3/15/10	445,000	407,175
Penney (J.C.) 7.375% 8/15/08	181,000	181,492
#Pokagon Gaming Authority 144A 10.375% 6/15/14	313,000	337,258
Ryland Group 6.875% 6/15/13	310,000	289,913
Sonic Automotive 8.625% 8/15/13	150,000	139,500
Tenneco 8.625% 11/15/14	280,000	248,500
Toll
8.25% 2/1/11	385,000	373,450
8.25% 12/1/11	90,000	87,525
Travelport 9.875% 9/1/14	285,000	254,363
VF 5.95% 11/1/17	320,000	317,600

Viacom
•3.126% 6/16/09		238,000	235,544
5.75% 4/30/11		196,000	196,584
Wal-Mart Stores 6.20% 4/15/38		1,231,000	1,213,580
			18,729,307
Consumer Non-Cyclical – 2.25%
ACCO Brands 7.625% 8/15/15		91,000	82,355
*Advanced Medical Optics 7.50% 5/1/17		311,000	287,675
#AmBev International Finance 144A 9.50% 7/24/17	BRL	831,000	426,466
Amgen
5.85% 6/1/17	USD	590,000	582,125
6.15% 6/1/18		470,000	473,244
Aramark 8.50% 2/1/15		745,000	733,825
AstraZeneca 5.90% 9/15/17		370,000	379,920
*#Bausch & Lomb 144A 9.875% 11/1/15		1,422,000	1,432,665
#Biomet 144A 10.00% 10/15/17		195,000	209,138
*Chiquita Brands International 8.875% 12/1/15		315,000	277,200
Community Health Systems 8.875% 7/15/15		280,000	283,150
*Constellation Brands 8.125% 1/15/12		267,000	267,000
Covidien International Finance
6.00% 10/15/17		866,000	878,022
6.55% 10/15/37		432,000	437,141
Õ@CRC Health 10.75% 2/1/16		172,000	141,900
Del Monte
*6.75% 2/15/15		54,000	51,705
8.625% 12/15/12		40,000	40,800
Delhaize America 9.00% 4/15/31		890,000	1,050,482
Diageo Capital 5.75% 10/23/17		539,000	532,933
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		1,095,000	1,101,468
GlaxoSmithKline Capital 5.65% 5/15/18		980,000	978,086
HCA
9.25% 11/15/16		2,148,000	2,217,811
PIK 9.625% 11/15/16		263,000	271,548
•*HealthSouth 9.133% 6/15/14		536,000	546,720
Iron Mountain
6.625% 1/1/16		96,000	90,240
8.00% 6/15/20		415,000	410,850
*Jarden 7.50% 5/1/17		313,000	273,875
*KB Home 8.625% 12/15/08		75,000	75,750
Kellogg 5.125% 12/3/12		203,000	205,871
Kraft Foods
4.125% 11/12/09		10,000	9,988
6.125% 2/1/18		994,000	967,970
Kroger
*4.95% 1/15/15		176,000	167,838
6.75% 4/15/12		348,000	366,781
Õ@National Beef Packing 10.50% 8/1/11		165,000	151,800
Philip Morris International 5.65% 5/16/18		775,000	754,673
Quest Diagnostic
5.45% 11/1/15		763,000	723,041
6.95% 7/1/37		461,000	449,509
Schering-Plough 6.00% 9/15/17		630,000	623,236
Select Medical 7.625% 2/1/15		370,000	326,525
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		125,000	120,920
8.03% 10/1/20		80,000	78,384
Universal Hospital Services PIK 8.50% 6/1/15		181,000	181,905
Visant Holding 8.75% 12/1/13		106,000	104,410
Wyeth 5.50% 2/1/14		1,173,000	1,183,890
			20,950,835

Electric – 2.37%
AES
7.75% 3/1/14		38,000	37,668
8.00% 10/15/17		113,000	111,305
#AES 144A
8.00% 6/1/20		600,000	582,000
8.75% 5/15/13		63,000	65,678

Baltimore Gas & Electric 6.125% 7/1/13	350,000	354,704
Columbus Southern Power 6.05% 5/1/18	281,000	279,882
Commonwealth Edison 6.15% 9/15/17	426,000	425,568
Connecticut Light & Power 5.65% 5/1/18	325,000	321,286
Detroit Edison 5.60% 6/15/18	302,000	299,878
Dominion Resources
•6.30% 9/30/66	810,000	741,881
6.40% 6/15/18	560,000	566,006
Duquense Light Holdings 5.50% 8/15/15	756,000	703,103
Edison Mission Energy 7.625% 5/15/27	575,000	518,938
#EDP Finance 144A 5.375% 11/2/12	1,645,000	1,641,355
Elwood Energy 8.159% 7/5/26	199,373	193,153
#Enel Finance International 144A 6.80% 9/15/37	925,000	935,714
Florida Power 6.40% 6/15/38	590,000	601,247
•FPL Group Capital 6.65% 6/15/67	1,080,000	956,276
Illinois Power 6.125% 11/15/17	328,000	313,839
#IPALCO Enterprises144A 7.25% 4/1/16	130,000	128,700
ISA Capital do Brasil 7.875% 1/30/12	145,000	150,438
#ISA Capital do Brasil 144A
7.875% 1/30/12	690,000	715,875
8.80% 1/30/17	295,000	307,538
#Korea Southern Power 144A 5.375% 4/18/13	542,000	533,964
Midamerican Funding 6.75% 3/1/11	10,000	10,518
Midwest Generation 8.30% 7/2/09	99,957	100,706
Mirant Americas Generation 8.30% 5/1/11	165,000	171,188
Mirant North America 7.375% 12/31/13	176,000	175,340
NRG Energy 7.375% 2/1/16	1,105,000	1,042,844
Orion Power Holdings 12.00% 5/1/10	271,000	294,035
Peco Energy 5.35% 3/1/18	225,000	220,615
#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	574,697
#Power Contract Financing 144A 6.256% 2/1/10	110,010	111,328
•PPL Capital Funding 6.70% 3/30/67	1,555,000	1,328,556
Public Service Electric & Gas 5.30% 5/1/18	370,000	365,707
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	2,984,000	2,939,239
#TXU Australia 144A 6.15% 11/15/13	375,000	378,182
Union Electric 6.70% 2/1/19	230,000	233,410
#West Penn Power 144A 5.95% 12/15/17	214,000	214,712
•Wisconsin Energy 6.25% 5/15/67	1,625,000	1,400,003
•WPS Resources 6.11% 12/1/66	1,225,000	1,015,754
		22,062,830
Energy – 1.70%
Canadian Natural Resources 6.50% 2/15/37	630,000	615,710
Chesapeake Energy
6.375% 6/15/15	45,000	42,750
6.625% 1/15/16	452,000	436,180
Complete Production Service 8.00% 12/15/16	96,000	96,360
Compton Petroleum Finance 7.625% 12/1/13	304,000	300,200
#Connacher Oil & Gas 144A 10.25% 12/15/15	360,000	381,600
Conoco Phillips
5.20% 5/15/18	315,000	311,031
5.90% 5/15/38	1,005,000	994,450
#Copano Energy 144A 7.75% 6/1/18	155,000	151,900
#Enbridge Energy Partners 144A 6.50% 4/15/18	1,060,000	1,066,492
EnCana Holdings Finance 5.80% 5/1/14	210,000	212,535
Energy Partners 9.75% 4/15/14	95,000	89,538
Geophysique-Veritas
7.50% 5/15/15	32,000	32,080
7.75% 5/15/17	144,000	144,900
#Helix Energy Solutions Group 144A 9.50% 1/15/16	1,058,000	1,089,739
#Hilcorp Energy I 144A
7.75% 11/1/15	102,000	98,430
9.00% 6/1/16	176,000	179,960
International Coal Group 10.25% 7/15/14	300,000	306,750
*#Key Energy Services 144A 8.375% 12/1/14	113,000	115,825
#Lukoil International Finance 144A 6.356% 6/7/17	380,000	358,625
Mariner Energy 8.00% 5/15/17	203,000	197,418
#MarkWest Energy Partners 144A 8.75% 4/15/18	265,000	272,288
Massey Energy 6.875% 12/15/13	312,000	305,760
OPTI Canada
7.875% 12/15/14	130,000	129,025
8.25% 12/15/14	320,000	320,000

Petro-Canada 6.05% 5/15/18		845,000	834,265
PetroHawk Energy 9.125% 7/15/13		219,000	225,570
#PetroHawk Energy 144A 7.875% 6/1/15		210,000	206,063
#Plains All American Pipeline 144A 6.50% 5/1/18		1,100,000	1,097,864
Plains Exploration & Production
7.00% 3/15/17		200,000	193,000
7.625% 6/1/18		760,000	763,800
Range Resources 7.25% 5/1/18		60,000	59,850
Suncor Energy
6.10% 6/1/18		835,000	839,073
6.50% 6/15/38		206,000	200,488
TNK-BP Finance 7.875% 3/13/18		442,000	428,188
•TransCanada Pipelines 6.35% 5/15/67		1,050,000	908,114
Weatherford International 6.00% 3/15/18		255,000	252,122
Whiting Petroleum 7.25% 5/1/13		340,000	339,150
Williams 7.50% 1/15/31		165,000	167,681
XTO Energy 6.375% 6/15/38		1,085,000	1,040,304
			15,805,078
Finance Companies – 1.51%
American General Finance
4.875% 7/15/12		375,000	344,722
5.625% 8/17/11		900,000	880,165
6.90% 12/15/17		1,900,000	1,658,712
Capmark Financial Group 6.30% 5/10/17		417,000	269,957
Cardtronics 9.25% 8/15/13		367,000	348,650
Caterpillar Financial Services 4.25% 2/8/13		690,000	675,008
FTI Consulting 7.625% 6/15/13		508,000	518,160
General Electric Capital
4.80% 5/1/13		845,000	828,699
5.125% 1/28/14	SEK	2,500,000	398,678
5.625% 5/1/18	USD	855,000	828,367
5.875% 1/14/38		1,680,000	1,527,569
•6.51% 2/2/11	NOK	3,500,000	681,010
General Electric Capital UK Funding 4.625% 1/18/16	GBP	226,000	393,408
•Goldman Sachs Capital II 5.793% 12/29/49	USD	1,818,000	1,265,182
•HSBC Financial 3.387% 4/24/10	CAD	283,000	271,641
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	405,000	338,518
International Lease Finance
5.35% 3/1/12		413,000	369,810
5.875% 5/1/13		255,000	227,737
6.375% 3/25/13		660,000	603,022
6.625% 11/15/13		665,000	598,148
#Lender Processing Services 144A 8.125% 7/1/16		130,000	130,813
Leucadia National 8.125% 9/15/15		114,000	115,140

Washington Mutual
5.25% 9/15/17		330,000	249,573
5.50% 8/24/11		315,000	274,241
•#Xstrata Finance 144A 3.035% 11/13/09		255,000	249,009
			14,045,939
Insurance – 2.05%
21st Century Insurance 5.90% 12/15/13		275,000	273,756
American International Group 5.85% 1/16/18		398,000	373,532
•#American International Group 144A 8.175% 5/15/58		135,000	127,389
Berkshire Hathaway Finance 4.85% 1/15/15		357,000	352,121
#Berkshire Hathaway Finance 144A 5.40% 5/15/18		440,000	440,594
•Everest Reinsurance Holdings 6.60% 5/15/37		860,000	614,509
#Farmers Insurance Exchange 144A 8.625% 5/1/24		610,000	639,395
FBL Financial Group 5.875% 3/15/17		720,000	627,745
•Hartford Financial Services Group 8.125% 6/15/38		2,335,000	2,276,349
@#Max USA Holdings 144A 7.20% 4/14/17		275,000	278,791
•#MetLife Capital Trust X 144A 9.25% 4/8/38		1,500,000	1,619,502
#Metropolitan Life Global Funding I 144A
4.25% 7/30/09		420,000	416,988
5.125% 4/10/13		1,070,000	1,054,716
Õ@Montpelier Re Holdings 6.125% 8/15/13		140,000	136,534
#New York Life Global Funding 144A 4.65% 5/9/13		2,330,000	2,313,696
#NLV Financial 144A 6.50% 3/15/35		385,000	321,676

•#Oil Insurance 144A 7.558% 12/29/49		2,295,000	1,959,166
•PartnerRe Finance II 6.44% 12/1/66		1,148,000	913,317
•#Symetra Financial 144A 8.30% 10/15/37		515,000	451,367
Transatlantic Holdings 5.75% 12/14/15		1,154,000	1,082,725
•w@#Twin Reefs Pass Through Trust 144A 3.449% 12/31/49		400,000	14,700
UnitedHealth Group
5.50% 11/15/12		778,000	764,209
5.80% 3/15/36		367,000	304,705
Unitrin 6.00% 5/15/17		485,000	437,065
WellPoint
5.00% 1/15/11		561,000	554,747
5.00% 12/15/14		454,000	426,585
•#White Mountains Re Group 144A 7.506% 5/29/49		423,000	322,664
			19,098,543
Natural Gas – 0.82%
AmeriGas Partners 7.125% 5/20/16		190,000	177,175
CenterPoint Energy Resources
6.00% 5/15/18		190,000	182,435
*6.125% 11/1/17		260,000	253,709
Dynergy Holdings 7.75% 6/1/19		1,127,000	1,031,205
El Paso
*6.875% 6/15/14		149,000	150,018
7.00% 6/15/17		140,000	137,716
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		158,000	159,964
Enterprise Products Operating
5.60% 10/15/14		333,000	326,632
5.65% 4/1/13		1,475,000	1,470,924
6.50% 1/31/19		1,141,000	1,149,222
7.50% 2/1/11		87,000	91,191
*•8.375% 8/1/66		352,000	352,409
Ferrellgas Finance Escrow 6.75% 5/1/14		226,000	207,355
Inergy Finance
6.875% 12/15/14		82,000	76,670
8.25% 3/1/16		96,000	95,040
#Inergy Finance 144A 8.25% 3/1/16		75,000	74,250
Kinder Morgan Energy Partners
5.125% 11/15/14		270,000	254,322
6.95% 1/15/38		635,000	632,214
Regency Energy Partners 8.375% 12/15/13		175,000	179,813
Transocean 6.80% 3/15/38		65,000	66,692
Valero Energy
6.125% 6/15/17		303,000	293,127
6.625% 6/15/37		252,000	231,750
			7,593,833
Real Estate – 0.39%
Host Hotels & Resorts 7.125% 11/1/13		738,000	690,030
iStar Financial
5.15% 3/1/12		272,000	224,578
5.875% 3/15/16		719,000	567,270
8.625% 6/1/13		541,000	495,493
Regency Centers 5.875% 6/15/17		305,000	282,767
Simon Property Group 5.30% 5/30/13		840,000	827,297
United Dominion Realty Trust 3.90% 3/15/10		205,000	197,277
•#USB Realty 144A 6.091% 12/22/49		500,000	365,293
			3,650,005
Technology – 0.57%
Broadridge Financial Solutions 6.125% 6/1/17		860,000	724,467
Freescale Semiconductor
•6.651% 12/15/14		225,000	178,875
8.875% 12/15/14		565,000	461,888
International Business Machines 4.00% 11/11/11	EUR	400,000	600,701
Oracle 5.75% 4/15/18	USD	915,000	915,911
Sungard Data Systems
9.125% 8/15/13		181,000	183,715
10.25% 8/15/15		1,461,000	1,475,610
Xerox 5.50% 5/15/12		721,000	713,278
			5,254,445
Transportation – 0.44%
Burlington North Santa Fe
5.65% 5/1/17		345,000	337,824
5.75% 3/15/18		628,000	614,936

#DP World 144A 6.85% 7/2/37		340,000	292,577
Hertz 8.875% 1/1/14		194,000	178,480
Kansas City Southern de Mexico 9.375% 5/1/12		295,000	308,275
#Norfolk Southern 144A 5.75% 4/1/18		905,000	892,330
‡Northwest Airlines 10.00% 2/1/09		65,000	569
Red Arrow International Leasing 8.375% 6/30/12	RUB	31,081,057	1,326,760
Seabulk International 9.50% 8/15/13	USD	90,000	94,950
			4,046,701
Total Corporate Bonds (cost $234,626,417)			225,113,448

Foreign Agencies – 0.72%Δ
France – 0.06%
France Telecom 7.75% 3/1/11		544,000	576,466
			576,466
Germany – 0.48%
KFW
3.50% 7/4/21	EUR	975,000	1,308,338
4.125% 7/4/17	EUR	1,539,000	2,274,047
6.00% 7/15/09	NZD	746,000	557,081
Rentenbank 1.375% 4/25/13	JPY	40,000,000	374,606
			4,514,072
Qatar – 0.09%
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	USD	400,000	389,057
5.838% 9/30/27		500,000	424,609
			813,666
Republic of Korea – 0.09%
Korea Development Bank 5.30% 1/17/13		810,000	804,799
			804,799
Total Foreign Agencies (cost $6,431,568)			6,709,003

Municipal Bonds – 2.06%
Aruba Airport Authority Series 1997 A 7.70% 1/1/13 (MBIA)		147,000	157,631
California State
5.00% 2/1/33		60,000	65,036
§5.00% 2/1/33-14		5,000	4,958
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)		195,000	195,883
Connecticut State Series A 5.85% 3/15/32		1,565,000	1,620,667
Escondido, California Joint Powers Financing Authority Series B 5.53% 9/1/18 (FGIC)		1,940,000	1,912,296
Escondido, California Revenue (Wastewater Capital Projects) Certificates of Participation
Series B 5.75% 9/1/25 (MBIA)		465,000	451,389
Frisco, Texas Economic Development 6.30% 2/15/30 (FSA)		1,135,000	1,165,634
La Quinta, California Redevelopment Agency Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)		560,000	569,985
6.24% 9/1/23 (AMBAC)		640,000	643,046
Los Angeles, California Community Redevelopment Agency Series D
5.60% 7/1/18 (MBIA)		80,000	78,058
6.02% 9/1/21 (MBIA)		950,000	956,907
Massachusetts Bay Transportation Authority 5.00% 7/1/19		315,000	338,171
Massachusetts Health & Education Facilities Authority Revenue (Harvard) Series A 5.00% 7/15/36		355,000	360,676
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		100,000	98,206
New York City Municipal Water Finance Authority Series 2008-A 5.00% 6/15/38		2,215,000	2,243,683
New York State Urban Development Income Series A-1 5.25% 3/15/34 (FGIC)		125,000	128,285
New York Tobacco Settlement Finance Authority Series B 5.00% 6/1/10		1,040,000	1,076,754
North Texas Tollway Authority Refunding Series A
5.50% 1/1/18		250,000	266,173
6.00% 1/1/19		125,000	136,838
6.00% 1/1/20		630,000	683,645
Oregon State Taxable Pension 5.892% 6/1/27		65,000	66,022
Portland, Oregon Sewer System Revenue Series A 5.00% 6/15/18		795,000	856,104
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B 5.18% 12/1/13 (FGIC)		105,000	103,550
San Diego, California Redevelopment Agency Tax Allocation Series C 5.81% 9/1/19 (XLCA)		645,000	628,875
South Texas Detention Complex Local Development Corporation Revenue 4.92% 2/1/14 (MBIA)		670,000	649,806
Texas Transportation Community Mobility 5.00% 4/1/19		990,000	1,058,508
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		545,000	589,679
5.00% 11/15/19		545,000	582,011
University of Texas Financing Authority Refunding Series A 5.25% 8/15/18		315,000	346,154

West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	590,000	585,829
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	625,000	574,013
Total Municipal Bonds (cost $19,277,707)		19,194,472

Non-Agency Asset-Backed Securities – 3.50%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.45% 2/15/12	3,605,000	3,584,847
Series 2008-A5 A5 3.67% 12/16/13	1,245,000	1,263,481
Series 2008-A7 A7 3.18% 12/15/14	390,000	388,506
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13	715,000	703,966
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	790,000	801,932
Series 2008-1 A3A 3.86% 8/15/12	930,000	924,044
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	550,000	539,462
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	200,000	202,775
Series 2008-A A3 4.94% 4/25/14	400,000	400,817
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	41,921	40,838
Chase Issuance Trust
•Series 2005-A8 A8 2.51% 10/15/12	1,200,000	1,185,667
Series 2008-A9 A9 4.26% 5/15/13	605,000	601,064
Chase Manhattan Auto Owner Trust Series 2006-B A4 5.11% 4/15/14	2,400,000	2,437,180
•Citibank Credit Card Issuance Trust Series 2007-A6 A6 2.70% 7/12/12	8,000,000	7,896,419
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	900,000	792,026
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	300,000	303,941
•Series 2007-C A2 3.32% 9/15/10	500,000	500,525
Series 2008-A A3 4.12% 5/15/12	240,000	239,284
Series 2008-A A4A 4.93% 8/15/14	390,000	385,105
Series 2008-B A3A 4.78% 7/16/12	425,000	425,395
•Countrywide Asset-Backed Certificates
Series 2006-11 1AF6 6.15% 9/25/46	1,450,000	1,010,141
Series 2006-15 A6 5.826% 10/25/46	525,000	398,929
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	27	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	550,000	552,121
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	450,000	437,594
Series 2008-A4 A4 5.65% 12/15/15	620,000	623,100
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	665,000	612,313
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11	440,000	447,470
•Õ@GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	132,330
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	346,433	350,456
•HSI Asset Securitization Trust Series 2006-HE1 2A1 2.53% 10/25/36	930,616	900,390
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	200,000	203,582
Series 2008-A A3 4.93% 12/17/12	430,000	433,182
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	485,000	484,665
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	214,591	192,059
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 2.51% 11/15/12	375,000	370,733
Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	42,417	41,349
Series 2005-1 A 5.745% 1/15/40	216,953	197,766
#Series 2006-1 A 144A 5.787% 10/15/40	138,173	130,489
RSB Bondco Series 2007-A A2 5.72% 4/1/18	405,000	411,485
#Securitized Asset Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	330,313	33
•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 2.52% 8/15/11	250,000	241,563
Õ@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	104,707	92,739
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	129,756	126,755
WFS Financial Owner Trust Series 2005-1 D 4.09% 8/17/12	97,166	97,126
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	400,000	398,757
Total Non-Agency Asset-Backed Securities (cost $33,705,675)		32,504,401

Non-Agency Collateralized Mortgage Obligations – 17.13%
•Adjustable Rate Mortgage Trust
Series 2005-10 3A11 5.417% 1/25/36	666,005	628,984
Series 2005-10 3A31 5.417% 1/25/36	1,145,000	980,116
Series 2006-2 1A4 5.753% 5/25/36	1,440,000	1,270,971
Bank of America Alternative Loan Trust
Series 2003-2 B1 5.75% 4/25/33	8,742,534	7,807,218
Series 2003-10 2A1 6.00% 12/25/33	16,951	15,743
Series 2004-2 1A1 6.00% 3/25/34	55,900	51,917

Series 2004-10 1CB1 6.00% 11/25/34	206,361	191,658
Series 2004-11 1CB1 6.00% 12/25/34	1,843	1,712
Series 2005-3 2A1 5.50% 4/25/20	129,485	129,445
Series 2005-5 2CB1 6.00% 6/25/35	303,266	293,789
Series 2005-6 7A1 5.50% 7/25/20	440,183	429,867
Series 2005-9 5A1 5.50% 10/25/20	386,650	386,529
Bank of America Funding
Series 2005-8 1A1 5.50% 1/25/36	1,064,260	1,040,647
Series 2006-5 2A10 5.75% 9/25/36	1,150,000	1,108,245
•Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1 A1 4.625% 2/25/36	1,953,735	1,865,499
Series 2007-3 1A1 5.474% 5/25/47	1,351,491	1,278,974
Series 2007-4 22A1 6.001% 6/25/47	2,949,664	2,715,338
Series 2007-5 3A1 5.984% 8/25/47	2,917,301	2,667,707
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	426,388	367,743

Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	357,939	345,859
•Series 2005-A1 3A1 5.281% 12/25/35	784,339	755,070
Citicorp Mortgage Securities
Series 2004-1 1A1 5.25% 1/25/34	1,243,198	1,224,875
Series 2004-8 1A1 5.50% 10/25/34	635,098	611,705
Series 2006-3 1A4 6.00% 6/25/36	785,000	701,164
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2 6.75% 8/25/34	204,234	197,980
•Series 2004-UST1 A6 5.083% 8/25/34	1,026,424	978,324
•Series 2006-AR7 1A4A 5.77% 11/25/36	3,122,105	2,931,639
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	694,277	638,333
Series 2004-1T1 A2 5.50% 2/25/34	651,302	625,799
Series 2004-14T2 A6 5.50% 8/25/34	625,217	598,162
Series 2004-J1 1A1 6.00% 2/25/34	18,606	17,281
Series 2004-J2 7A1 6.00% 12/25/33	37,942	32,583
•Series 2004-J7 1A2 4.673% 8/25/34	13,335	13,070
•Õ@Series 2005-63 3A1 5.889% 11/25/35	482,130	393,954
Series 2006-2CB A3 5.50% 3/25/36	369,706	352,585
Series 2007-9T1 2A2 6.00% 5/25/37	9,556,749	7,257,324
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.802% 5/25/33	8,885	8,468
•Õ@Series 2004-HYB4 M 4.577% 9/20/34	220,903	177,437
Series 2005-29 A1 5.75% 12/25/35	1,627,142	1,541,651
•Series 2005-HYB8 4A1 5.609% 12/20/35	15,873	12,251
Series 2006-1 A2 6.00% 3/25/36	364,177	349,155
Series 2006-1 A3 6.00% 3/25/36	125,071	121,788
Series 2006-17 A5 6.00% 12/25/36	318,930	319,393
•Series 2006-HYB1 3A1 5.27% 3/20/36	481,878	378,398
•Õ@Series 2006-HYB3 3A1A 6.086% 5/20/36	489,048	417,788
•Õ@Series 2006-HYB4 1A2 5.622% 6/20/36	14,013	11,751
•Series 2007-HY1 1A1 5.694% 4/25/37	1,899,097	1,771,679
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	10,126	9,594
Series 2004-1 3A1 7.00% 2/25/34	5,233	4,854
Credit Suisse Mortgage Capital Certificates
Series 2006-9 3A1 6.00% 11/25/36	44,506	43,115
Series 2007-1 5A14 6.00% 2/25/37	1,670,883	1,630,679
Series 2007-3 4A15 5.50% 4/25/37	1,628,322	1,494,174
Series 2007-5 3A19 6.00% 8/25/37	1,935,967	1,875,468
Series 2007-5 10A2 6.00% 4/25/29	966,875	936,660
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.087% 6/26/35	1,720,000	1,444,683
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.70% 10/25/34	63,153	59,116
Series 2005-AR2 2A1 5.119% 6/25/35	769,971	739,766
Series 2007-AR1 1A1 5.838% 5/25/37	1,981,521	1,898,451
Series 2007-AR3 2A2 6.309% 11/25/37	1,503,241	1,404,727
GMAC Mortgage Loan Trust
•Series 2005-AR2 4A 5.182% 5/25/35	542,795	506,413
Series 2006-J1 A1 5.75% 4/25/36	1,768,232	1,728,410
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	24,566	24,389
•Series 1999-3 A 8.00% 8/19/29	37,480	40,466

Series 2005-RP1 1A3 8.00% 1/25/35	342,041	340,391
Series 2005-RP1 1A4 8.50% 1/25/35	150,242	151,927
Series 2006-RP1 1A2 7.50% 1/25/36	383,717	396,654
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	184,159	182,087
•Series 2006-AR1 3A1 5.377% 1/25/36	353,938	327,534
•Series 2007-AR1 2A1 5.998% 3/25/47	3,631,256	3,348,324
•Series 2007-AR2 1A1 5.781% 5/25/47	1,109,059	1,030,580
•Series 2007-AR2 2A1 5.511% 5/25/37	1,063,452	1,012,710
•Indymac Index Mortgage Loan Trust
Series 2006-AR1 A1 5.936% 8/25/36	1,109,445	1,023,326
Series 2006-AR3 1A1 5.338% 12/25/36	2,179,703	2,055,889
Series 2007-AR1 1A2 5.731% 3/25/37	2,272,308	2,175,496
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.778% 2/25/35	131,282	124,299
Series 2005-A4 1A1 5.398% 7/25/35	367,098	348,673
Series 2005-A6 1A2 5.138% 9/25/35	720,000	664,003
Series 2005-A8 2A1 4.949% 11/25/35	1,215,227	1,199,128
Series 2006-A2 2A4 5.755% 4/25/36	2,025,000	1,757,475
Series 2006-A6 2A4L 5.563% 10/25/36	1,590,000	1,378,120
Series 2006-A7 2A2 5.809% 1/25/37	1,241,888	1,220,690
Series 2007-A1 6A1 4.777% 7/25/35	2,542,247	2,434,075
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	370,427	355,787
Series 2006-1 3A3 5.50% 2/25/36	29,812	28,310
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.70% 12/25/33	6,612	6,469
Series 2005-6 7A1 5.333% 6/25/35	229,563	216,624
Series 2006-2 4A1 4.98% 2/25/36	82,288	75,917
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	13,805	14,406
Series 2003-9 1A1 5.50% 12/25/18	14,021	13,868
Series 2004-3 8A1 7.00% 4/25/34	11,943	10,958
Series 2004-5 6A1 7.00% 6/25/34	157,801	147,580
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	508,118	480,489
Series 2004-4 2A1 5.00% 4/25/34	836,301	826,832
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	147,447	150,217
Series 2005-2 1A4 8.00% 5/25/35	456,085	467,519
•Merrill Lynch Mortgage Investors
Series 2005-A5 A2 4.566% 6/25/35	460,000	433,337
Series 2005-A9 2A1C 5.142% 12/25/35	2,435,000	2,365,521
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	215,609	189,601
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	38,236	34,747
Residential Accredit Loans
Series 2004-QS2 CB 5.75% 2/25/34	117,077	100,539
Series 2006-QS18 3A1 5.75% 12/25/21	2,063,058	1,954,225
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	5,260	5,378
Series 2004-SL4 A3 6.50% 7/25/32	78,313	74,349
Series 2005-SL1 A2 6.00% 5/25/32	165,659	164,002
Residential Funding Mortgage Securities I
Series 2004-S9 2A1 4.75% 12/25/19	2,242,734	2,197,880
•Series 2006-SA3 3A1 6.036% 9/25/36	535,906	500,631
•Series 2007-SA1 2A2 5.613% 2/25/37	2,026,260	1,918,693
•Sequoia Mortgage Trust Series 2007-1 4A1 5.788% 9/20/46	3,203,977	3,065,327
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	165,827	148,504
Series 2005-21 6A3 5.40% 11/25/35	1,065,000	898,726
Series 2005-22 1A4 5.25% 12/25/35	2,120,000	1,536,291
Series 2006-1 7A4 5.62% 2/25/36	1,305,000	981,543
Õ@Series 2006-5 5A4 5.528% 6/25/36	21,494	18,338
Structured Asset Securities
•Series 2002-22H 1A 6.943% 11/25/32	13,938	13,113
Series 2004-5H A2 4.43% 12/25/33	2,005	2,000
Series 2004-12H 1A 6.00% 5/25/34	124,864	113,470
Series 2005-6 4A1 5.00% 5/25/35	541,566	486,563

wWashington Mutual Alternative Mortgage Pass Through Certificates
Õ@Series 2005-1 5A2 6.00% 3/25/35		104,830	98,409
Series 2005-9 3CB 5.50% 10/25/20		446,615	446,476
Series 2006-5 2CB3 6.00% 7/25/36		459,517	443,479
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		197,889	190,716
Series 2004-CB3 4A 6.00% 10/25/19		93,166	92,700
•Series 2005-AR16 1A3 5.099% 12/25/35		1,225,000	1,154,638
•Series 2005-AR18 1A3A 5.255% 1/25/36		2,200,000	2,147,696
•Series 2006-AR14 1A4 5.647% 11/25/36		260,531	240,453
•Series 2006-AR14 2A1 5.759% 11/25/36		2,665,331	2,495,806
•Series 2006-AR16 1A1 5.606% 12/25/36		1,751,337	1,605,257
•Series 2006-AR18 2A2 5.494% 1/25/37		1,670,000	1,372,035
•Series 2007-HY1 1A1 5.714% 2/25/37		1,254,624	1,166,796
•Series 2007-HY1 3A3 5.881% 2/25/37		850,000	712,027
•Series 2007-HY2 1A1 5.622% 12/25/36		3,866,428	3,624,505
•Series 2007-HY2 3A1 5.931% 9/25/36		21,261	19,844
•Series 2007-HY3 4A1 5.348% 3/25/37		3,996,613	3,726,975
•Series 2007-HY4 1A1 5.55% 4/25/37		3,072,517	2,911,631
•Series 2007-HY6 2A2 5.285% 6/25/37		967,669	893,124
•Series 2007-HY7 4A1 5.874% 7/25/37		2,795,818	2,580,308
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34		15,117	14,549
•Series 2004-O A1 4.886% 8/25/34		2,025,066	1,915,498
•Series 2004-T A1 5.968% 9/25/34		85,654	82,651
Series 2005-12 1A7 5.50% 11/25/35		603,482	579,720
Series 2005-17 1A2 5.50% 1/25/36		483,220	464,193
Series 2005-18 1A1 5.50% 1/25/36		88,080	83,290
•Series 2005-AR13 A1 5.31% 5/25/35		1,689,000	1,573,082
•Series 2005-AR16 4A2 4.992% 10/25/35		2,140,000	2,044,642
•Series 2005-AR16 6A4 4.999% 10/25/35		1,136,828	1,055,703
Series 2006-1 A3 5.00% 3/25/21		620,345	591,654
Series 2006-2 3A1 5.75% 3/25/36		504,008	483,218
Series 2006-3 A1 5.50% 3/25/36		1,042,486	1,012,529
Series 2006-3 A11 5.50% 3/25/36		1,178,000	1,056,544
Series 2006-4 1A8 5.75% 4/25/36		39,367	38,877
Series 2006-4 2A3 5.75% 4/25/36		201,714	198,962
Series 2006-6 1A3 5.75% 5/25/36		1,246,857	1,216,726
•Series 2006-AR5 2A1 5.54% 4/25/36		266,904	258,944
•Series 2006-AR6 7A1 5.111% 3/25/36		2,472,539	2,273,564
•Series 2006-AR10 5A1 5.595% 7/25/36		90,019	86,872
•Series 2006-AR10 5A6 5.595% 7/25/36		2,324,729	2,238,268
•Series 2006-AR11 A6 5.515% 8/25/36		2,330,000	2,051,461
•Series 2006-AR11 A7 5.515% 8/25/36		101,753	89,489
•Series 2006-AR12 1A2 6.025% 9/25/36		78,271	71,157
•Series 2006-AR14 2A4 6.085% 10/25/36		362,689	329,087
•Series 2006-AR17 A1 5.333% 10/25/36		2,745,864	2,628,912
•Series 2006-AR19 A1 5.634% 12/25/36		1,067,733	997,628
Series 2007-8 2A6 6.00% 7/25/37		190,000	177,237
Series 2007-10 1A18 6.00% 7/25/37		9,554,982	7,175,172
Series 2007-13 A7 6.00% 9/25/37		659,261	628,770
Series 2007-13 A9 6.00% 9/25/37		1,028,634	934,771
Total Non-Agency Collateralized Mortgage Obligations (cost $166,762,880)			159,303,713

Regional Agencies – 0.29%Δ
Australia – 0.29%
New South Wales Treasury 6.00% 5/1/12	AUD	830,000	760,753
Queensland Treasury 6.00% 8/14/13	AUD	2,125,000	1,939,825
Total Regional Agencies (cost $2,475,178)			2,700,578

Regional Authorities – 0.19%Δ
Canada – 0.19%
Quebec Province
4.50% 12/1/18	CAD	521,000	508,861
4.625% 5/14/18	USD	1,255,000	1,233,676
Total Regional Authorities (cost $1,769,051)			1,742,537

«Senior Secured Loans – 1.18%

Advanced Medical Term Tranche Loan B 4.424% 4/2/14		184,533	170,232
Allied Waste North America
4.301% 3/28/14		67,587	66,889
4.324% 3/28/14		112,413	111,395
Alltel Communications Term Tranche Loan B 5.564% 5/15/15		280,000	276,921
Anchor Glass 7.75% 12/30/15		150,000	147,750
Aramark 4.676% 1/26/14		200,000	188,176
Bausch & Lomb 6.051% 4/11/15		99,800	97,935
Calpine 5.676% 3/29/14		468,822	448,442
Charter Communications Operating 4.899% 3/6/14		279,298	246,080
CommScope Operating Term Tranche Loan B 5.302% 12/27/14		177,618	171,179
Community Health Systems
Term B 4.899% 7/2/14		95,135	89,832
Term DD 4.899% 8/25/14		4,866	4,594
Cricket Communications 6.50% 6/16/13		179,542	177,372
Crown Castle Term Tranche Loan B 4.301% 3/6/14		199,747	190,259
CSC Holdings 4.225% 3/30/13		199,745	190,320
Dex Media West Term B 7.00% 10/30/14		220,000	216,260
DirecTV Holdings Term Tranche Loan C 5.25% 4/13/13		215,000	213,426
DR Pepper Snapple Group 4.801% 4/10/13		180,375	177,218
Energy Futures Holdings 6.235% 10/10/14		280,000	259,875
Ford Motor 5.776% 11/29/13		1,246,231	1,009,298
Freescale Semiconductor 4.221% 12/1/13		99,747	90,670
Georgia Pacific Term Tranche Loan B-1 4.449% 12/20/12		280,000	264,338
Goodyear Tire & Rubber 4.54% 4/30/14		100,000	91,667
Graham Packaging International 4.986% 10/7/11		280,000	269,072
Graphic Packaging International Term Tranche Loan C 5.861% 5/16/14		220,000	212,905
Hawker Beechcraft 2.701% 3/26/14		5,494	5,173
Hawker Beechcraft Term Tranche Loan B 4.801% 3/26/14		94,507	88,999
HCA 5.051% 11/18/13		379,038	356,597
HealthSouth Term B 4.948% 3/10/13		600,570	570,091
Idearc 4.787% 11/1/14		296,250	238,333
Lear Term Tranche Loan B 5.446% 4/25/12		100,000	92,262
Lender Processing Term Tranche Loan B 5.30% 12/30/15		100,000	99,750
Lyondell Chemical Term U2 7.00% 12/30/15		160,000	138,400
MetroPCS Wireless 5.078% 2/20/14		279,289	267,140
Momentive Performance Materials Term Tranche Loan B 5.051% 12/4/13		220,000	202,950
Neiman Marcus Group 4.422% 4/6/13		284,000	271,339
Newpage Term Tranche Loan B 6.313% 12/21/14		279,298	277,972
Nuveen Investment Term Tranche Loan B 5.483% 11/13/14		179,550	167,991
Panamsat 5.288% 1/3/14		24,999	232,751
Solar Capital 4.508% 2/11/13		279,291	264,944
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14		480,000	438,000
Univision Communications 5.494% 9/15/14		185,000	152,903
Windstream Term Tranche Loan B1 4.216% 7/17/13		1,793,314	1,739,514
Total Senior Secured Loans (cost $11,230,512)			10,987,214

Sovereign Agencies – 0.11%Δ
Brazil – 0.06%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.369% 6/16/18		520,000	520,000
			520,000
Norway – 0.05%
Kommunalbanken 4.25% 10/24/11	NOK	2,750,000	513,438
			513,438
Total Sovereign Agencies (cost $983,154)			1,033,438

Sovereign Debt – 6.55%Δ
Argentina – 0.23%
*Republic of Argentina 8.28% 12/31/33	USD	2,781,114	2,131,724
			2,131,724
Austria – 0.19%
#Republic of Austria 144A 4.00% 9/15/16	EUR	1,156,000	1,722,420
			1,722,420
Brazil – 0.82%
Federal Republic of Brazil 11.00% 8/17/40	USD	5,768,000	7,635,390
			7,635,390
Colombia – 0.30%
Republic of Colombia
*7.375% 1/27/17	USD	1,649,000	1,791,639
8.25% 12/22/14	USD	480,000	548,400
12.00% 10/22/15	COP	835,000,000	421,054
			2,761,093

France – 0.22%
France Government O.A.T.
4.00% 10/25/38	EUR	747,000	995,429
4.00% 4/25/55	EUR	769,000	1,001,728
			1,997,157
Germany – 0.41%
Deutschland Republic
4.00% 1/4/18	EUR	1,218,200	1,829,469
4.25% 7/4/17	EUR	314,000	481,433
6.25% 1/4/24	EUR	851,000	1,532,128
			3,843,030
Iceland – 0.20%
Iceland Government 8.50% 6/12/09	ISK	152,713,000	1,869,325
			1,869,325
Indonesia – 0.42%
Republic of Indonesia
8.50% 10/12/35	USD	510,000	536,156
10.00% 9/17/24	IDR	2,400,000,000	198,276
10.25% 7/15/22	IDR	4,262,000,000	366,777
10.25% 7/15/27	IDR	13,477,000,000	1,129,739
11.00% 12/15/12	IDR	16,040,000,000	1,621,595
			3,852,543
Japan – 0.70%
Japan Government
5 yr Bond 1.10% 12/20/12	JPY	19,100,000	179,926
5 yr Bond 1.50% 6/20/11	JPY	262,400,000	2,514,208
10 yr Bond 1.70% 3/20/17	JPY	5,050,000	48,379
20 yr Bond 2.30% 6/20/26	JPY	263,900,000	2,539,189
30 yr Bond 2.40% 3/20/37	JPY	58,850,000	554,293
Japan Government CPI Linked 10 yr Bond 1.40% 3/10/18	JPY	71,928,000	692,730
			6,528,725
Malaysia – 0.17%
Malaysian Government
3.718% 6/15/12	MYR	1,930,000	579,331
3.756% 4/28/11	MYR	2,182,000	660,617
3.814% 2/15/17	MYR	200,000	57,247
7.00% 3/15/09	MYR	1,009,000	315,898
			1,613,093
Mexico – 1.33%
Mexican Government
*5.625% 1/15/17	USD	3,226,000	3,267,938
6.05% 1/11/40	USD	382,000	369,203
7.25% 12/15/16	MXN	19,050,000	1,638,301
8.00% 12/17/15	MXN	10,265,000	936,548
9.00% 12/20/12	MXN	3,387,400	330,465
10.00% 12/5/24	MXN	5,995,000	616,343
10.00% 11/20/36	MXN	50,231,000	5,163,687
			12,322,485
Norway – 0.10%
Norwegian Government 6.50% 5/15/13	NOK	4,624,000	952,641
			952,641
Philippines – 0.08%
*Philippines Government 6.375% 1/15/32	USD	810,000	735,075
			735,075
Poland – 0.24%
Poland Government
4.75% 4/25/12	PLN	2,897,000	1,266,462
5.25% 10/25/17	PLN	972,000	413,908
6.25% 10/24/15	PLN	1,154,000	528,508
			2,208,878
Republic of Korea – 0.03%
Government of South Korea 4.25% 12/7/21	EUR	220,000	290,209
			290,209
Russia – 0.64%
Russia Government 7.50% 3/31/30	USD	5,322,940	5,980,334
			5,980,334
Sweden – 0.02%
Sweden Government 5.50% 10/8/12	SEK	1,190,000	203,554
			203,554

Ukraine – 0.03%
#Ukraine Government 144A 6.75% 11/14/17	USD	332,000	298,136
			298,136
United Arabic Emirates – 0.13%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	1,200,000	1,229,028
			1,229,028
United Kingdom – 0.29%
#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	181,000	185,299
U.K. Treasury
5.00% 3/7/12	GBP	671,000	1,328,425
5.00% 3/7/18	GBP	381,700	752,226
5.25% 6/7/12	GBP	18,000	35,895
9.00% 7/12/11	GBP	188,000	413,477
			2,715,322
Total Sovereign Debt (cost $61,473,955)			60,890,162

Supranational Banks – 1.33%
Asia Development Bank 0.50% 10/9/12	AUD	467,000	332,873
European Bank for Reconstruction & Development
6.50% 12/20/10	RUB	6,350,000	272,382
12.50% 3/23/09	ISK	58,400,000	738,610
European Investment Bank
1.40% 6/20/17	JPY	100,100,000	927,253
4.25% 12/7/10	GBP	395,000	760,156
4.25% 7/15/13	USD	635,000	645,031
4.75% 10/15/17	EUR	684,000	1,058,188
6.00% 7/15/09	NZD	542,000	404,743
7.75% 10/26/10	NZD	1,520,000	1,161,106
11.25% 2/14/13	BRL	2,500,000	1,516,207
Inter-American Development Bank
5.75% 6/15/11	AUD	1,338,000	1,219,405
7.25% 5/24/12	NZD	2,788,000	2,124,599
9.00% 8/6/10	BRL	296,000	175,116
International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	11,000,000	469,441
Nordic Investment Bank 1.70% 4/27/17	JPY	60,000,000	570,302
Total Supranational Banks (cost $11,859,439)			12,375,412

U.S. Treasury Obligations – 5.10%
*U.S. Treasury Bonds
5.00% 5/15/37	USD	5,082,000	5,463,155
6.00% 2/15/26		5,096,000	5,969,888
8.125% 8/15/19		2,615,000	3,493,478
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		6,248,375	6,454,865
1.625% 1/15/18		2,665,572	2,708,680
¥3.00% 7/15/12		788,403	866,073
¥3.875% 1/15/09		307,763	317,717
U.S. Treasury Notes
*2.625% 3/15/09		1,335,000	1,338,964
2.875% 6/30/10		2,400,000	2,412,564
*3.125% 4/30/13		9,632,000	9,554,501
*3.375% 6/30/13		2,135,000	2,139,505
*4.00% 2/15/15		289,000	297,151
*4.875% 4/30/11		6,056,000	6,385,773
Total U.S. Treasury Obligations (cost $47,513,418)			47,402,314

		Number of
		Shares
Common Stock – 0.01%
†Century Communications		1,975,000	0
*†Mirant		121	4,737
†Penn National Gaming		1,350	43,403
†=P@Port Townsend		295	3
*†Time Warner Cable Class A		5	132
Total Common Stock (cost $312,052)			48,275

Convertible Preferred Stock – 0.05%
•Citigroup Funding 4.943% exercise price $35.40, expiration date 9/27/08		19,900	369,344
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		8,750	119,875

Total Convertible Preferred Stock (cost $764,748)		489,219

Preferred Stock – 0.25%
Arch Capital Group 8.00%	5,809	135,292
•JPMorgan Chase 7.90%	2,340,000	2,200,606
=P@Port Townsend	59	14,369
Total Preferred Stock (cost $2,492,179)		2,350,267

Warrant – 0.00%
=†P@Port Townsend	59	1
Total Warrant (cost $1,416)		1

	Principal
	Amount°
≠Discount Note – 6.73%
Federal Home Loan Bank 2.03% 7/1/08	62,560,532	62,560,531
Total Discount Note (cost $62,560,531)		62,560,531

Total Value of Securities Before Securities Lending Collateral – 99.65%
(cost $947,988,891)		926,768,145

	Number of
	Shares
Securities Lending Collateral** – 8.50%
Investment Companies
Mellon GSL DBT II Collateral Fund	79,086,716	79,086,716
Total Securities Lending Collateral (cost $79,086,716)		79,086,716

Total Value of Securities – 108.15%
(cost $1,027,075,607)		1,005,854,861	©
Obligation to Return Securities Lending Collateral** – (8.50%)		(79,086,716)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.35%		3,211,680
Net Assets Applicable to 106,030,891 Shares Outstanding – 100.00%		$929,979,825

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ISK – Iceland Krona
ISL – Israeli Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of June 30, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $64,061,755, which represented 6.89% of the Fund’s net assets. See Note 8 in "Notes."
@Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $5,902,473, which represented 0.63% of the Fund’s net assets. See Note 8 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $96,147, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted security was $4,265,672 or 0.46% of the Fund’s net assets. See Note 8 in “Notes.”

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non income producing security; Security is currently in default.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 7 in "Notes."
©Includes $78,249,576 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CPI – Consumer Price Index
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
O.A.T – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
XLCA – Insured by XL Capital Assurance
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, options written, and swap contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(5,928,563)	USD	5,628,034	7/31/08	$(25,994)
BRL	(2,261,509)	USD	1,360,896	7/31/08	(50,164)
CAD	(370,216)	USD	364,064	8/29/08	1,489
CLP	1,413,325,375	USD	(2,754,777)	7/31/08	(61,319)
COP	(19,530,000)	USD	10,528	7/31/08	322
EUR	728,000	ISK	(92,266,720)	7/31/08	(19,303)
EUR	(1,455,244)	JPY	236,881,141	7/31/08	(57,829)
EUR	2,045,801	NOK	(16,184,093)	7/31/08	48,813
EUR	441,392	NZD	(889,938)	7/31/08	20,292
EUR	(209,188)	SEK	1,949,216	7/31/08	(5,673)
EUR	(1,499,700)	USD	2,360,294	7/1/08	(984)
EUR	(600,299)	USD	940,183	7/31/08	(3,424)
EUR	(1,419,886)	USD	2,255,213	7/31/08	23,303
GBP	(241,215)	CAD	468,445	7/31/08	(20,335)
GBP	(688,892)	USD	1,370,000	7/1/08	(2,239)
GBP	114,581	USD	(236,516)	7/31/08	(8,852)
GBP	(351,901)	USD	693,386	7/31/08	(5,818)
GBP	(555,269)	USD	1,088,491	7/31/08	(14,792)
IDR	(9,702,630,000)	USD	1,025,648	7/31/08	(26,640)
ISL	3,528,350	USD	(1,042,657)	8/29/08	9,592
JPY	403,264,581	EUR	(2,484,074)	7/31/08	(99,332)
JPY	648,007,453	USD	(6,140,548)	7/31/08	(25,687)
JPY	(165,036,348)	USD	1,590,650	7/31/08	33,300
JPY	152,912,460	USD	(1,422,296)	8/29/08	22,852
MXN	5,402,800	USD	(520,000)	7/31/08	1,387
MXN	(6,426,100)	USD	613,626	7/31/08	(6,512)
MXN	(32,295,413)	USD	3,083,094	7/31/08	(33,513)
MYR	3,459,840	USD	(1,064,075)	8/29/08	(4,935)
MYR	(895,274)	USD	273,431	7/31/08	(593)
NOK	(4,790,000)	USD	946,640	7/1/08	6,115
NOK	7,907,772	USD	(1,561,474)	7/31/08	(14,049)
NZD	(2,040,832)	AUD	1,671,991	7/31/08	50,009
NZD	(2,260,642)	USD	1,754,926	7/31/08	44,011
PLN	(1,282,506)	USD	589,794	8/29/08	(8,480)
RUB	10,959,766	USD	(463,024)	7/31/08	3,739
					$(231,243)

Futures Contracts[2]
					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
15	Euro Bond	$2,605,602	$2,611,387	9/30/08	$ 5,785
2	Japanese 10 yr Bond	2,499,697	2,551,688	9/30/08	51,991
28	Long Gilt Bond	5,887,368	5,822,310	9/30/08	(65,058)
367	U.S. Treasury 5 yr Notes	40,466,592	40,573,571	9/30/08	106,979
(22)	U.S. Treasury Long Bond	(2,474,261)	(2,543,063)	9/30/08	(68,802)
		$48,984,998			$30,895

Options Written3

	Number of	Notional	Exercise		Unrealized
Description	Contracts	Value	Price	Expiration Date	Appreciation
Written Put Options
U.S. Treasury 10 yr Future	(210)	$21,000,000	$113.00	8/22/08	$54,626

Swap Contracts4
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food 10 yr CDS	$1,100,000	0.77%	12/20/17	$ 33,844
JPMorgan Chase Bank
CDX Emerging Markets 9.1 yr CDS	1,310,000	2.65%	6/20/13	(4,089)
Embarq 7 yr CDS	755,000	0.77%	9/20/14	64,069
iStar Financial 5 yr CDS	510,000	7.28%	6/20/13	(3,087)
Lehman Brothers
Autozone 7 yr CDS	550,000	0.445%	6/20/14	14,417
Avon Products 7 yr CDS	550,000	0.245%	6/20/14	6,991
Gannet 7 yr CDS	545,000	0.88%	9/20/14	53,053
Home Depot 5 yr CDS	1,085,000	0.50%	9/20/12	27,592
McDonald’s 7 yr CDS	550,000	0.18%	6/20/14	3,829
New York Times 7 yr CDS	545,000	0.75%	9/20/14	57,699
Newell Rubber 7 yr CDS	550,000	0.385%	6/20/14	13,839
Sara Lee 7 yr CDS	545,000	0.60%	9/20/14	2,749
Target 5 yr CDS	775,000	0.57%	12/20/12	5,278
TJX Companies 7 yr CDS	550,000	0.61%	6/20/14	(2,567)
Washington Mutual
4 yr CDS	543,500	0.85%	9/20/11	82,160
10 yr CDS	365,000	3.15%	12/20/17	34,969
	$10,828,500			$390,746

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, options written, and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”
4See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period."

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,027,957,297
Aggregate unrealized appreciation	$7,764,067
Aggregate unrealized depreciation	(29,866,503)
Net unrealized depreciation	$(22,102,436)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives
Level 1	$126,537,302	$-
Level 2	852,436,052	245,024
Level 3	26,881,507	-
Total	$1,005,854,861	$245,024

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$8,587,942
Realized gain/(loss)	(118,887)
Net change in unrealized
appreciation/depreciation	161,006
Net purchases, sales, and settlements	18,251,446
Balance as of 6/30/08	$26,881,507

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$167,439

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Options Written
During the period ended June 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2008	72,200,000	$501,916
Options written	144,000,000	880,880
Options expired	(58,000,000)	(338,257)
Options terminated in closing purchase transactions	(137,200,000)	(802,882)
Options outstanding at June 30, 2008	21,000,000	$241,657

6. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended June 30, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended June 30, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

7. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $78,249,576, for which the Fund received collateral, comprised of non-cash collateral valued at $2,367,900, and cash collateral of $79,086,716. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

8. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: